UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way
3rd Floor
Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.0%

	Airlines 5.4%
202,400	Allegiant Travel Co.	$33,679,360
694,245	Spirit Airlines, Inc.*	40,169,016

		73,848,376

	Apparel Retail 0.8%
485,770	Zumiez, Inc.*	10,614,074

	Application Software 6.4%
98,069	ANSYS, Inc.*	9,070,402
213,917	Globant S.A.* (Argentina)	7,134,132
215,318	Tyler Technologies, Inc.*	30,740,951
126,501	Ultimate Software Group, Inc. (The)*	23,067,457
829,560	Zendesk, Inc.*	17,586,672

		87,599,614

	Asset Management & Custody Banks 1.3%
368,969	SEI Investments Co.	18,212,310

	Automotive Retail 1.1%
273,758	Monro Muffler Brake, Inc.	15,658,958

	Biotechnology 4.2%
1,908,420	Abcam plc (United Kingdom)	18,039,352
195,117	Argos Therapeutics, Inc.*	956,073
1,582,827	Sangamo BioSciences, Inc.*	4,827,623
651,027	Seattle Genetics, Inc.*	34,354,695

		58,177,743

	Building Products 2.0%
424,029	Trex Co., Inc.*	27,307,468

	Consumer Finance 4.9%
199,907	Credit Acceptance Corp.*	43,481,771
606,526	PRA Group, Inc.*	23,715,167

		67,196,938

	Distributors 1.2%
163,176	Pool Corp.	17,025,784

	Diversified Banks 1.8%
6,656,038	City Union Bank Ltd. (India)	12,660,889
717,994	Yes Bank Ltd. (India)	12,218,698

		24,879,587

	Diversified Support Services 2.9%
726,462	Copart, Inc.*	40,253,259

	Environmental & Facilities Services 2.9%
515,581	Waste Connections, Inc. (Canada)	40,519,511

	Financial Exchanges & Data 0.4%
148,269	CRISIL Ltd. (India)	4,806,236

	General Merchandise Stores 1.2%
581,194	Ollie’s Bargain Outlet Holdings, Inc.*	16,534,969

	Health Care Facilities 2.4%
1,489,903	Ensign Group, Inc. (The)	33,090,746

	Health Care REITs 1.7%
1,536,988	CareTrust REIT, Inc.	23,546,656

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 2.5%
521,941	MEDNAX, Inc.*	$34,792,587

	Homebuilding 1.5%
492,810	Installed Building Products, Inc.*	20,353,053

	Internet & Direct Marketing Retail 2.1%
508,640	MakeMyTrip Ltd.* (India)	11,291,808
497,447	Wayfair, Inc., Class A*	17,435,517

		28,727,325

	Internet Software & Services 8.2%
463,804	Cimpress N.V.*	42,489,084
1,111,166	Cornerstone OnDemand, Inc.*	47,013,434
429,592	Envestnet, Inc.*	15,143,118
179,106	Shutterstock, Inc.*	8,511,117

		113,156,753

	IT Consulting & Other Services 2.8%
319,418	EPAM Systems, Inc.*	20,541,771
320,124	Luxoft Holding, Inc.* (Switzerland)	17,990,969

		38,532,740

	Life Sciences Tools & Services 3.1%
763,275	Divi’s Laboratories Ltd. (India)	8,789,977
452,985	ICON plc* (Ireland)	34,064,472

		42,854,449

	Managed Health Care 1.2%
422,023	HealthEquity, Inc.*	17,100,372

	Personal Products 1.0%
283,139	Nu Skin Enterprises, Inc., Class A	13,528,381

	Real Estate Services 1.5%
660,390	HFF, Inc., Class A	19,976,797

	Regional Banks 10.1%
346,902	Eagle Bancorp, Inc.*	21,143,677
340,636	Independent Bank Corp.	23,997,806
577,628	Metro Bank plc* (United Kingdom)	20,822,157
220,804	South State Corp.	19,298,270
376,326	Texas Capital Bancshares, Inc.*	29,503,958
444,763	Webster Financial Corp.	24,141,736

		138,907,604

	Research & Consulting Services 1.1%
244,015	CEB, Inc.	14,787,309

	Restaurants 2.2%
681,753	Fiesta Restaurant Group, Inc.*	20,350,327
402,822	Zoe’s Kitchen, Inc.*	9,663,700

		30,014,027

	Semiconductors 4.3%
528,687	Cavium, Inc.*	33,011,216
318,086	Monolithic Power Systems, Inc.	26,060,786

		59,072,002

	Specialized Consumer Services 1.4%
823,349	LifeLock, Inc.*	19,694,508

	Specialty Chemicals 2.8%
461,056	Balchem Corp.	38,691,820

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 1.2%
406,157	Five Below, Inc.*	$16,230,034

	Systems Software 2.6%
253,394	CyberArk Software Ltd.* (Israel)	11,529,427
642,523	Fortinet, Inc.*	19,352,793
60,179	Proofpoint, Inc.*	4,251,646

		35,133,866

	Trucking 3.8%
627,240	Knight Transportation, Inc.	20,730,282
375,268	Old Dominion Freight Line, Inc.*	32,194,242

		52,924,524

	Total Common Stocks (cost $857,763,188)	1,293,750,380

	PREFERRED STOCKS 0.2%

	Systems Software 0.2%
209,500	DocuSign, Inc., Series F Pfd.* *** †	3,069,175

	Total Preferred Stocks (cost $4,000,004)	3,069,175

	WARRANTS 0.0%

	Biotechnology 0.0%
146,337	Argos Therapeutics, Inc., expiring 8/2/2021* *** †	167,702

	Total Warrants (cost $0)	167,702

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.9%

	Repurchase Agreement 5.9%
$80,494,528	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bankand Trust Co. collateralized by $83,155,000 of United States Treasury Notes 1.875% due 10/31/22; value $82,106,998; repurchase proceeds: $80,494,797 (cost $80,494,528)	$80,494,528

	Total Short-Term Investments (cost $80,494,528)	80,494,528

	Total Investments (cost $942,257,720) 100.1%	1,377,481,785
	Liabilities less Other Assets (0.1%)	(1,934,059)

	NET ASSETS 100.0%	$1,375,547,726

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2016, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.6
Canada	3.1
India	3.8
Ireland	2.6
Israel	0.9
Switzerland	1.4
United Kingdom	3.0
United States	84.6

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.8%
5,313	Page Industries Ltd. (India)	$1,078,726

	Auto Parts & Equipment 4.3%
2,331	Bosch Ltd. (India)	728,116
201,286	Endurance Technologies Ltd.* (India)	1,726,219
12,156	WABCO India Ltd. (India)	928,670

		3,383,005

	Building Products 4.0%
214,165	Kajaria Ceramics Ltd. (India)	1,465,738
234,146	Somany Ceramics Ltd. (India)	1,673,383

		3,139,121

	Commodity Chemicals 5.4%
659,491	Berger Paints India Ltd. (India)	2,049,796
226,885	Gulf Oil Lubricants India Ltd. (India)	2,189,622

		4,239,418

	Construction Machinery & Heavy Trucks 0.7%
1,793	Eicher Motors Ltd. (India)	575,255

	Consumer Finance 9.7%
236,560	Bajaj Finance Ltd. (India)	2,940,357
51,763	Bharat Financial Inclusion Ltd.* (India)	449,332
107,132	Cholamandalam Investment and Finance Co. Ltd. (India)	1,489,935
133,406	Mahindra & Mahindra Financial Services Ltd. (India)	530,420
173,851	Repco Home Finance Ltd. (India)	1,431,895
26,755	Shriram City Union Finance Ltd. (India)	713,519

		7,555,458

	Department Stores 1.0%
116,237	V-Mart Retail Ltd. (India)	798,091

	Diversified Banks 2.1%
9,834	HDFC Bank Ltd. ADR (India)	596,727
64,352	IndusInd Bank Ltd. (India)	1,049,619

		1,646,346

	Diversified Chemicals 2.3%
203,219	Pidilite Industries Ltd. (India)	1,762,110

	Electrical Components & Equipment 1.9%
113,497	Amara Raja Batteries Ltd. (India)	1,455,210

	Fertilizers & Agricultural Chemicals 3.6%
13,628	Bayer CropScience Ltd. (India)	851,374
205,892	UPL Ltd. (India)	1,962,299

		2,813,673

	Financial Exchanges & Data 1.3%
30,087	CRISIL Ltd. (India)	975,290

	Health Care Facilities 0.7%
30,492	Apollo Hospitals Enterprise Ltd. (India)	531,397

	Health Care Services 3.6%
178,867	Dr. Lal PathLabs Ltd. (India)	2,798,832

	Housewares & Specialties 1.1%
131,727	LA Opala RG Ltd. (India)	867,473

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 3.9%
315,495	Quess Corp. Ltd.* (India)	$3,051,985

	Industrial Machinery 3.7%
37,561	AIA Engineering Ltd. (India)	714,473
292,019	Elgi Equipments Ltd. (India)	782,862
8,005	FAG Bearings India Ltd. (India)	457,041
57,800	Vesuvius India Ltd. (India)	936,791

		2,891,167

	Internet & Direct Marketing Retail 4.3%
152,598	MakeMyTrip Ltd.* (India)	3,387,676

	Life & Health Insurance 3.9%
371,173	ICICI Prudential Life Insurance Co. Ltd. (India)	1,646,133
174,713	Max Financial Services Ltd. (India)	1,425,609

		3,071,742

	Life Sciences Tools & Services 2.2%
78,252	Divi’s Laboratories Ltd. (India)	901,161
95,203	Syngene International Ltd. (India)	784,825

		1,685,986

	Office Services & Supplies 3.1%
14,500	3M India Ltd.* (India)	2,382,117

	Packaged Foods & Meats 3.0%
29,563	Britannia Industries Ltd. (India)	1,255,785
725,823	Prabhat Dairy Ltd. (India)	1,057,668

		2,313,453

	Personal Products 7.4%
121,013	Colgate-Palmolive India Ltd. (India)	1,607,385
193,446	Dabur India Ltd. (India)	787,379
82,400	Godrej Consumer Products Ltd. (India)	1,838,126
14,854	Procter & Gamble Hygiene & Health Care Ltd. (India)	1,545,149

		5,778,039

	Pharmaceuticals 6.5%
114,072	Aurobindo Pharma Ltd. (India)	1,122,736
131,396	Glenmark Pharmaceuticals Ltd. (India)	1,722,842
254,689	Natco Pharma Ltd. (India)	2,189,267

		5,034,845

	Restaurants 0.3%
21,502	Jubilant Foodworks Ltd. (India)	269,290

	Soft Drinks 1.8%
253,407	Varun Beverages Ltd.* (India)	1,423,291

	Specialty Chemicals 2.3%
43,751	Asian Paints Ltd. (India)	574,042
260,799	SH Kelkar & Co. Ltd. (India)	1,185,258

		1,759,300

	Textiles 2.8%
2,182,037	Welspun India Ltd. (India)	2,152,459

	Thrifts & Mortgage Finance 8.5%
194,719	Gruh Finance Ltd. (India)	925,252
130,137	Housing Development Finance Corp. Ltd. (India)	2,418,665
64,450	Indiabulls Housing Finance Ltd. (India)	616,297
52,989	LIC Housing Finance Ltd. (India)	434,874
182,415	PNB Housing Finance Ltd.* (India)	2,244,642

		6,639,730

	Total Common Stocks (cost $60,143,246)	75,460,485

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Air Freight & Logistics 0.0%
$532,980	Blue Dart Express Ltd., 9.30%, 11/20/17 (India)	$8,285
304,560	Blue Dart Express Ltd., 9.40%, 11/20/18 (India)	4,725
228,420	Blue Dart Express Ltd., 9.50%, 11/20/19 (India)	3,558

		16,568

	Total Corporate Bonds (cost $11,790)	16,568

	SHORT-TERM INVESTMENTS 3.0%

	Repurchase Agreement 3.0%
2,358,098	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bankand Trust Co. collateralized by $2,440,000 of United States Treasury Bonds 1.875%due 10/31/22; value: $2,409,249; repurchaseproceeds: $2,358,106 (cost $2,358,098)	2,358,098

	Total Short-Term Investments (cost $2,358,098)	2,358,098

	Total Investments (cost $62,513,134) 99.8%	77,835,151
	Other Assets less Liabilities 0.2%	143,832

	NET ASSETS 100.0%	$77,978,983

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following country:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.4%

	Airport Services 4.1%
79,649	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$654,724
45,156	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	650,035

		1,304,759

	Biotechnology 3.4%
3,625	Medytox, Inc. (Korea)	1,066,817

	Cable & Satellite 2.5%
5,510	Naspers Ltd., Class N (South Africa)	808,056

	Commodity Chemicals 2.7%
273,750	Berger Paints India Ltd. (India)	850,856

	Consumer Finance 4.4%
112,386	Bajaj Finance Ltd. (India)	1,396,918

	Diversified Banks 6.2%
209,076	Kasikornbank Public Co. Ltd. (Thailand)	1,036,316
124,888	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	168,313
657,989	PT Bank Central Asia Tbk (Indonesia)	757,011

		1,961,640

	Drug Retail 3.3%
55,343	Raia Drogasil S.A. (Brazil)	1,039,589

	Fertilizers & Agricultural Chemicals 2.6%
86,797	UPL Ltd. (India)	827,238

	Food Retail 4.3%
14,259	BGF Retail Co. Ltd. (Korea)	965,354
56,665	President Chain Store Corp. (Taiwan)	406,144

		1,371,498

	Health Care Facilities 3.1%
1,508,937	Bangkok Dusit Medical Services Public Co. Ltd., Class F (Thailand)	973,358

	Highways & Railtracks 1.9%
72,292	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	603,315

	Home Furnishings 1.9%
60,000	Nien Made Enterprise Co. Ltd. (Taiwan)	619,008

	Hypermarkets & Super Centers 2.3%
90,265	Lenta Ltd.-REG S, GDR* (Russia)	740,173

	Industrial Machinery 1.6%
106,015	Weg S.A. (Brazil)	503,849

	Internet & Direct Marketing Retail 2.1%
16,559	Ctrip.com International Ltd., ADR* (China)	662,360

	Internet Software & Services 4.9%
10,039	MercadoLibre, Inc. (Brazil)	1,567,489

	Life & Health Insurance 5.4%
82,653	Discovery Ltd. (South Africa)	689,088
230,374	ICICI Prudential Life Insurance Co. Ltd. (India)	1,021,697

		1,710,785

	Life Sciences Tools & Services 2.0%
56,432	Divi’s Laboratories Ltd. (India)	649,878

	Marine Ports & Services 2.0%
434,240	International Container Terminal Services, Inc. (Philippines)	626,746

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Multi-Line Insurance 2.1%
76,222	BB Seguridade Participacoes S.A. (Brazil)	$661,540

	Multi-Sector Holdings 3.8%
46,851	GT Capital Holdings, Inc. (Philippines)	1,194,797

	Packaged Foods & Meats 5.6%
15,067	Britannia Industries Ltd. (India)	640,020
151,486	Universal Robina Corp. (Philippines)	497,586
313,651	Vitasoy International Holdings Ltd. (Hong Kong)	630,174

		1,767,780

	Personal Products 5.9%
47,562	Colgate-Palmolive India Ltd. (India)	631,754
28,261	Godrej Consumer Products Ltd. (India)	630,428
878	LG Household & Health Care Ltd. (Korea)	622,934

		1,885,116

	Pharmaceuticals 3.8%
70,705	Glenmark Pharmaceuticals Ltd. (India)	927,072
1,075	Hanmi Pharm Co. Ltd. (Korea)	271,085

		1,198,157

	Regional Banks 2.0%
164,828	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	642,784

	Restaurants 1.9%
217,225	Alsea S.A.B. de C.V. (Mexico)	620,564

	Specialty Chemicals 2.0%
49,374	Asian Paints Ltd. (India)	647,820

	Textiles 3.0%
29,982	Eclat Textile Co. Ltd. (Taiwan)	313,969
652,966	Welspun India Ltd. (India)	644,115

		958,084

	Thrifts & Mortgage Finance 3.0%
76,824	PNB Housing Finance Ltd.* (India)	945,330

	Wireless Telecommunication Services 1.6%
1,355,287	PT Tower Bersama Infrastructure Tbk (Indonesia)	500,971

	Total Common Stocks (cost $30,508,435)	30,307,275

	PREFERRED STOCKS 2.8%

	Diversified Banks 2.8%
89,371	Banco Davivienda S.A. (Colombia)	893,114

	Total Preferred Stocks (cost $825,419)	893,114

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$673,338	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $700,000 of United States Treasury Notes 1.875% due 10/31/22; value: $691,178; repurchase proceeds: $673,340 (cost $673,338)	$673,338

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Short-Term Investments (cost $673,338)	$673,338

Total Investments (cost $32,007,192) 100.3%§	31,873,727
Liabilities less Other Assets (0.3%)	(84,120)

NET ASSETS 100.0%	$31,789,607

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 23.44%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	12.1
China	2.1
Colombia	2.9
Hong Kong	2.0
India	31.5
Indonesia	4.0
Korea	9.4
Mexico	10.2
Philippines	7.4
Russia	2.4
South Africa	4.8
Taiwan	4.3
Thailand	6.4
United Arab Emirates	0.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Aerospace & Defense 0.3%
27,273	LIG Nex1 Co. Ltd. (Korea)	$1,815,778

	Airport Services 3.1%
2,588,702	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,142,971
595,486	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	8,572,213

		19,715,184

	Asset Management & Custody Banks 0.8%
2,426,079	Peregrine Holdings Ltd. (South Africa)	5,301,293

	Auto Parts & Equipment 1.3%
591,759	Cub Elecparts, Inc. (Taiwan)	4,617,810
407,359	Tung Thih Electronic Co. Ltd. (Taiwan)	3,659,140

		8,276,950

	Biotechnology 4.2%
110,619	Cell Biotech Co. Ltd. (Korea)	4,446,921
42,663	China Biologic Products, Inc.* (China)	4,587,126
26,610	Hugel, Inc.* (Korea)	7,058,399
37,024	Medytox, Inc. (Korea)	10,895,949

		26,988,395

	Building Products 1.2%
1,152,783	Kajaria Ceramics Ltd. (India)	7,889,608

	Commodity Chemicals 1.4%
2,833,736	Berger Paints India Ltd. (India)	8,807,671

	Consumer Finance 10.1%
756,976	Bajaj Finance Ltd. (India)	9,408,943
775,615	Bharat Financial Inclusion Ltd.* (India)	6,732,777
430,978	Cholamandalam Investment and Finance Co. Ltd. (India)	5,993,814
3,461,071	Credito Real S.A.B. de C.V. (Mexico)	4,578,107
123,344	KRUK S.A. (Poland)	6,985,656
35,997	KRUK S.A.* (Poland)	2,004,302
580,529	Repco Home Finance Ltd. (India)	4,781,431
225,763	Shriram City Union Finance Ltd. (India)	6,020,790
7,840,638	Srisawad Power 1979 Public Co. Ltd. (Thailand)	9,031,606
3,919,607	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	9,718,823

		65,256,249

	Department Stores 3.4%
1,119,955	Poya Co. Ltd. (Taiwan)	12,979,093
8,148,872	PT Matahari Department Store Tbk (Indonesia)	9,148,390

		22,127,483

	Diversified Banks 3.3%
1,525,424	Moneta Money Bank AS* (Czech Republic)	4,920,253
2,483,408	Security Bank Corp. (Philippines)	9,484,892
3,072,300	United Bank Ltd. (Pakistan)	7,020,003

		21,425,148

	Diversified Chemicals 1.2%
894,400	Pidilite Industries Ltd. (India)	7,755,332

	Diversified Support Services 0.5%
6,446,504	Yestar International Holdings Co. Ltd. (China)	3,125,779

	Drug Retail 4.2%
1,481,271	Clicks Group Ltd. (South Africa)	12,457,399
793,922	Raia Drogasil S.A. (Brazil)	14,913,401

		27,370,800

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 2.6%
635,482	Amara Raja Batteries Ltd. (India)	$8,147,877
607,160	Voltronic Power Technology Corp. (Taiwan)	8,392,745

		16,540,622

	Electronic Components 2.3%
1,911,100	KCE Electronics Public Co. Ltd. (Thailand)	6,510,778
1,890,786	Sunny Optical Technology Group Co. Ltd. (China)	8,278,056

		14,788,834

	Fertilizers & Agricultural Chemicals 2.7%
130,690	Bayer CropScience Ltd. (India)	8,164,515
977,528	UPL Ltd. (India)	9,316,546

		17,481,061

	Food Retail 1.3%
126,159	BGF Retail Co. Ltd. (Korea)	8,541,139

	Footwear 0.9%
123,694	CCC S.A. (Poland)	6,016,731

	Health Care Equipment 2.6%
229,125	DIO Corp.* (Korea)	7,484,263
175,019	InBody Co. Ltd. (Korea)	3,902,547
174,680	Value Added Technologies Co. Ltd. (Korea)	5,213,215

		16,600,025

	Health Care Facilities 1.3%
454,889	NMC Health plc (United Arab Emirates)	8,655,743

	Health Care Services 1.1%
457,571	Dr. Lal PathLabs Ltd. (India)	7,159,870

	Highways & Railtracks 1.9%
2,710,030	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	6,850,164
8,851,941	Yuexiu Transport Infrastructure Ltd. (China)	5,559,218

		12,409,382

	Home Furnishings 3.3%
49,319	Hanssem Co. Ltd. (Korea)	8,108,063
9,468,306	Man Wah Holdings Ltd. (China)	6,410,292
653,963	Nien Made Enterprise Co. Ltd. (Taiwan)	6,746,802

		21,265,157

	Home Improvement Retail 1.5%
33,685,786	Home Product Center Public Co. Ltd. (Thailand)	9,594,812

	Hotels, Resorts & Cruise Lines 1.5%
9,582,675	Minor International Public Co. Ltd. (Thailand)	9,566,486

	Hypermarkets & Super Centers 2.1%
1,030,356	Lenta Ltd.-REG S GDR* (Russia)	8,448,919
6,608,626	Puregold Price Club, Inc. (Philippines)	5,184,540

		13,633,459

	Internet & Direct Marketing Retail 0.6%
188,807	MakeMyTrip Ltd.* (India)	4,191,515

	Internet Software & Services 1.2%
870,368	PChome Online, Inc. (Taiwan)	7,642,624

	IT Consulting & Other Services 1.0%
525,755	EOH Holdings Ltd. (South Africa)	6,264,462

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 0.9%
727,802	Max Financial Services Ltd. (India)	$5,938,658

	Marine Ports & Services 1.7%
4,862,955	International Container Terminal Services, Inc. (Philippines)	7,018,788
4,349,074	Westports Holdings Berhad (Malaysia)	4,168,751

		11,187,539

	Movies & Entertainment 1.5%
707,018	IMAX China Holding, Inc.* (China)	3,464,657
101,421	Loen Entertainment, Inc.* (Korea)	6,367,262

		9,831,919

	Multi-Sector Holdings 1.0%
257,337	GT Capital Holdings, Inc. (Philippines)	6,562,624

	Office Services & Supplies 1.3%
49,801	3M India Ltd.* (India)	8,181,504

	Oil & Gas Exploration & Production 0.9%
437,944	Parex Resources, Inc.* (Colombia)	5,512,422

	Other Diversified Financial Services 0.4%
179,998	PSG Group Ltd. (South Africa)	2,864,634

	Packaged Foods & Meats 4.7%
254,137	Britannia Industries Ltd. (India)	10,795,299
243,923	Manpasand Beverages Ltd. (India)	1,960,513
2,678,986	Namchow Chemical Industrial Co. Ltd. (Taiwan)	5,078,843
1,333,022	Standard Foods Corp. (Taiwan)	3,168,249
4,549,933	Vitasoy International Holdings Ltd. (Hong Kong)	9,141,525

		30,144,429

	Pharmaceuticals 3.4%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,787
541,881	Glenmark Pharmaceuticals Ltd. (India)	7,105,052
6,208,464	Marksans Pharma Ltd. (India)	3,640,738
891,033	Natco Pharma Ltd. (India)	7,659,181
1,177,834	TTY Biopharm Co. Ltd. (Taiwan)	3,745,943

		22,167,701

	Property & Casualty Insurance 0.6%
2,598,170	Qualitas Controladora S.A.B. de C.V.** (Mexico)	3,678,610

	Real Estate Operating Companies 0.9%
2,656,814	Parque Arauco S.A. (Chile)	5,949,118

	Regional Banks 3.5%
1,071,193	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	5,968,397
832,071	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	3,244,851
37,734,800	PT Bank Tabungan Negara Tbk (Indonesia)	4,873,524
836,973	TCS Group Holding plc GDR (Russia)	8,830,065

		22,916,837

	Research & Consulting Services 0.6%
774,840	Sporton International, Inc. (Taiwan)	4,099,110

	Restaurants 2.8%
2,381,204	Alsea S.A.B. de C.V. (Mexico)	6,802,570
505,020	Famous Brands Ltd. (South Africa)	5,755,215
700,621	Gourmet Master Co. Ltd. (Taiwan)	5,326,015

		17,883,800

	Semiconductor Equipment 0.9%
156,419	Koh Young Technology, Inc. (Korea)	5,847,768

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 3.1%
545,322	ASPEED Technology, Inc. (Taiwan)	$8,003,267
338,612	eMemory Technology, Inc. (Taiwan)	4,118,524
558,202	Silergy Corp. (Taiwan)	7,863,220

		19,985,011

	Specialty Chemicals 2.6%
34,283,684	D&L Industries, Inc. (Philippines)	7,854,542
170,610	Frutarom Industries Ltd. (Israel)	8,708,310

		16,562,852

	Technology Hardware, Storage & Peripherals 2.2%
1,085,801	Ennoconn Corp. (Taiwan)	13,880,357

	Textiles 1.9%
273,247	Eclat Textile Co. Ltd. (Taiwan)	2,861,425
9,267,726	Welspun India Ltd. (India)	9,142,099

		12,003,524

	Thrifts & Mortgage Finance 0.7%
580,106	LIC Housing Finance Ltd. (India)	4,760,852

	Total Common Stocks (cost $533,528,746)	636,166,861

	WARRANTS 0.0%

	Consumer Finance 0.0%
495,455	Srisawad Power 1979 Public Co. Ltd., expiring 5/29/20* (Thailand)	98,924

	Hotels, Resorts & Cruise Lines 0.0%
816,623	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	98,057

	Total Warrants (cost $0)	196,981

	PREFERRED STOCKS 1.8%

	Personal Products 1.8%
24,670	LG Household & Health Care Ltd. (Korea)	11,489,578

	Total Preferred Stocks (cost $11,959,740)	11,489,578

	Total Investments (cost $545,488,486) 100.3%§	647,853,420
	Liabilities less Other Assets (0.3%)	(2,092,331)

	NET ASSETS 100.0%	$645,761,089

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 22.08%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2016, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	3.4
Chile	0.9
China	4.9
Colombia	0.8
Czech Republic	0.8
Hong Kong	1.4
India	23.7
Indonesia	2.2
Israel	1.3
Korea	12.5
Malaysia	0.6
Mexico	8.3
Pakistan	1.1
Philippines	5.6
Poland	2.3
Russia	2.7
South Africa	5.0
Taiwan	15.8
Thailand	5.4
United Arab Emirates	1.3

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 89.0%

	Air Freight & Logistics 1.0%
3,024,092	Aramex PJSC (United Arab Emirates)	$3,351,045

	Airport Services 1.1%
471,000	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	3,871,672

	Automobile Manufacturers 4.6%
1,425,356	Honda Atlas Cars Pakistan Ltd. (Pakistan)	9,149,591
420,700	Indus Motor Co. Ltd. (Pakistan)	6,489,360

		15,638,951

	Brewers 4.0%
1,074,765	Guinness Ghana Breweries Ltd.* (Ghana)	407,056
18,241,014	Nigerian Breweries plc*** (Nigeria)	6,348,405
1,221,400	Tanzania Breweries Ltd. (Tanzania, United Republic of)	6,720,220

		13,475,681

	Commodity Chemicals 1.2%
75,495	Berger Paints Bangladesh Ltd. (Bangladesh)	2,228,351
1,831,578	Chevron Lubricants Lanka plc (Sri Lanka)	1,919,611

		4,147,962

	Construction Materials 5.7%
1,472,393	Kohat Cement Co. Ltd. (Pakistan)	4,169,676
3,449,430	Lafarge Cement Zambia plc (Zambia)	1,800,307
1,629,392	Lucky Cement Ltd. (Pakistan)	13,486,292

		19,456,275

	Distillers & Vintners 1.0%
5,848,265	Thai Beverage Public Co. Ltd. (Thailand)	3,432,673

	Diversified Banks 22.2%
8,774,521	Banca Transilvania S.A. (Romania)	4,853,592
88,696	Banco Macro S.A. ADR (Argentina)	5,707,588
2,424,534	Bank for Foreign Trade of Vietnam JSC (Vietnam)	3,774,526
246,665	BLOM Bank SAL GDR (Lebanon)	2,688,649
2,145,010	Commercial International Bank S.A.E (Egypt)	8,639,539
33,614	Credicorp Ltd. (Peru)	5,306,306
455,145	Grupo Aval Acciones y Valores S.A. ADR (Colombia)	3,613,851
200,154	Grupo Financiero Galicia S.A. ADR (Argentina)	5,388,146
5,241,100	Habib Bank Ltd. (Pakistan)	13,670,797
75,925	Intergroup Financial Services Corp. (Peru)	2,429,600
758	Military Commercial Joint Stock Bank* (Vietnam)	466
324,124	TBC Bank Group plc* (Georgia)	5,800,019
6,053,400	United Bank Ltd. (Pakistan)	13,831,620

		75,704,699

	Diversified Real Estate Activities 2.3%
12,193,606	Ayala Land, Inc. (Philippines)	7,834,362

	Food Retail 3.9%
3,819,089	CP ALL Public Co. Ltd. (Thailand)	6,665,449
2,469,966	Philippine Seven Corp. (Philippines)	6,707,476

		13,372,925

	Health Care Facilities 1.7%
299,068	NMC Health plc (United Arab Emirates)	5,690,742

	Industrial Conglomerates 1.3%
346,550	SM Investments Corp. (Philippines)	4,562,896

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet Software & Services 2.6%
57,644	MercadoLibre, Inc. (Brazil)	$9,000,534

	Marine Ports & Services 0.3%
729,050	International Container Terminal Services, Inc. (Philippines)	1,052,251

	Multi-Line Insurance 0.6%
745,000	Bao Viet Holdings (Vietnam)	1,904,132

	Multi-Sector Holdings 4.6%
509,390	Ayala Corp. (Philippines)	7,478,589
320,084	GT Capital Holdings, Inc. (Philippines)	8,162,801

		15,641,390

	Other Diversified Financial Services 0.9%
817,152	FirstRand Ltd. (South Africa)	3,163,591

	Packaged Foods & Meats 10.1%
11,482,394	Cadbury Nigeria plc*** (Nigeria)	266,881
233,027	Nestlé Lanka plc (Sri Lanka)	3,111,175
3,350,150	Nestlé Nigeria plc*** (Nigeria)	6,381,643
1,393,404	Olympic Industries Ltd. (Bangladesh)	5,460,158
6,936,642	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	4,415,046
1,166,749	Universal Robina Corp. (Philippines)	3,832,422
1,972,640	Vietnam Dairy Products JSC (Vietnam)	10,880,664

		34,347,989

	Pharmaceuticals 9.2%
592,820	Abbott Laboratories Pakistan Ltd. (Pakistan)	5,452,467
1,174,898	Beximco Pharmaceuticals Ltd. (Bangladesh)	1,209,100
680,463	DHG Pharmaceutical JSC (Vietnam)	2,928,522
556,215	GlaxoSmithKline Consumer Healthcare Pakistan Ltd.* *** †† (Pakistan)	—
169,993	Richter Gedeon Nyrt (Hungary)	3,593,270
1,396,092	Searle Company Ltd. (The) (Pakistan)	8,720,843
2,946,977	Square Pharmaceuticals Ltd. (Bangladesh)	9,373,337

		31,277,539

	Real Estate Operating Companies 2.5%
14,996,194	SM Prime Holdings, Inc. (Philippines)	8,538,025

	Restaurants 1.0%
849,802	Jollibee Foods Corp. (Philippines)	3,310,480
3,302,616	Gulf National Holding Company* *** ††† (Kuwait)	—

		3,310,480

	Steel 1.3%
2,432,944	Hoa Phat Group JSC (Vietnam)	4,610,317

	Technology Distributors 1.7%
2,961,660	FPT Corp. (Vietnam)	5,722,763

	Tobacco 1.2%
127,395	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	3,987,172

	Wireless Telecommunication Services 3.0%
54,585,338	Safaricom Ltd. (Kenya)	10,201,125

	Total Common Stocks (cost $281,712,418)	303,297,191

	PREFERRED STOCKS 2.4%

	Diversified Banks 2.4%
797,913	Banco Davivienda S.A. (Colombia)	7,973,814

	Total Preferred Stocks (cost $8,031,525)	7,973,814

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $289,743,943) 91.4%§	$311,271,005
Other Assets less Liabilities 8.6%§§	29,403,178

NET ASSETS 100.0%	$340,674,183

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

††Shares were received in a spinoff of GlaxoSmithKline Pakistan Ltd. The shares are not listed for trading.

†††Shares were received in a spinoff of Kuwait Foods Americana. The shares are not listed for trading.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.03%.

§§Other Assets less Liabilities included naira, the Nigerian currency which was fair valued during the quarter (see Note 9).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	3.6
Bangladesh	7.1
Brazil	2.9
Colombia	3.7
Egypt	2.8
Georgia	1.9
Ghana	0.1
Hungary	1.1
Indonesia	1.4
Kenya	3.3
Kuwait	<0.1
Lebanon	0.9
Mexico	1.2
Nigeria	4.2
Pakistan	24.1
Peru	2.5
Philippines	16.5
Romania	1.6
South Africa	1.0
Sri Lanka	1.6
Tanzania, United Republic of	2.2
Thailand	3.2
United Arab Emirates	2.9
Vietnam	9.6
Zambia	0.6

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Air Freight & Logistics 1.0%
37,112	Echo Global Logistics, Inc.*	$929,656

	Airlines 3.8%
11,797	Allegiant Travel Co.	1,963,021
29,955	Spirit Airlines, Inc.*	1,733,196

		3,696,217

	Application Software 6.9%
18,257	Aveva Group plc (United Kingdom)	422,774
15,528	Globant S.A.* (Argentina)	517,859
27,108	HubSpot, Inc.*	1,274,076
9,131	Tyler Technologies, Inc.*	1,303,633
11,686	Ultimate Software Group, Inc. (The)*	2,130,942
46,647	Zendesk, Inc.*	988,916

		6,638,200

	Auto Parts & Equipment 0.7%
15,959	Linamar Corp. (Canada)	685,715

	Biotechnology 5.6%
81,563	Abcam plc (United Kingdom)	770,975
4,893	Medytox, Inc. (Korea)	1,439,981
173,984	Sangamo BioSciences, Inc.*	530,651
49,379	Seattle Genetics, Inc.*	2,605,730

		5,347,337

	Building Products 3.7%
186,118	Somany Ceramics Ltd. (India)	1,330,139
34,963	Trex Co., Inc.*	2,251,617

		3,581,756

	Consumer Finance 4.4%
45,507	Bajaj Finance Ltd. (India)	565,636
66,063	Cholamandalam Investment and Finance Co. Ltd. (India)	918,769
8,021	Credit Acceptance Corp.*	1,744,647
879,161	Srisawad Power 1979 Public Co. Ltd. (Thailand)	1,012,703

		4,241,755

	Department Stores 1.3%
109,877	Poya Co. Ltd. (Taiwan)	1,273,358

	Diversified Chemicals 0.9%
99,399	Pidilite Industries Ltd. (India)	861,888

	Diversified Real Estate Activities 1.2%
70,979	Patrizia Immobilien AG* (Germany)	1,179,393

	Diversified Support Services 2.0%
34,182	Copart, Inc.*	1,894,025

	Drug Retail 1.4%
10,190	Ain Holdings, Inc. (Japan)	674,829
3,470	Cosmos Pharmaceutical Corp. (Japan)	639,816

		1,314,645

	Electrical Components & Equipment 1.0%
71,841	Voltronic Power Technology Corp. (Taiwan)	993,055

	Fertilizers & Agricultural Chemicals 0.7%
75,062	UPL Ltd. (India)	715,395

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 2.4%
49,701	Ollie’s Bargain Outlet Holdings, Inc.*	$1,413,993
13,792	Seria Co. Ltd. (Japan)	938,151

		2,352,144

	Health Care Equipment 2.0%
13,381	Cochlear Ltd. (Australia)	1,183,392
21,543	DIO Corp.* (Korea)	703,692

		1,887,084

	Health Care Facilities 2.3%
99,450	Ensign Group, Inc. (The)	2,208,784

	Health Care Services 1.1%
66,937	Dr. Lal PathLabs Ltd. (India)	1,047,401

	Health Care Supplies 1.4%
21,086	Sartorius Stedim Biotech (France)	1,331,105

	Health Care Technology 0.6%
22,380	M3, Inc. (Japan)	563,928

	Highways & Railtracks 0.9%
322,100	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	814,175

	Homebuilding 2.5%
29,231	Installed Building Products, Inc.*	1,207,240
41,243	LGI Homes, Inc.*	1,184,912

		2,392,152

	Industrial Machinery 1.4%
458,059	Rotork plc (United Kingdom)	1,361,603

	Internet & Direct Marketing Retail 3.5%
98,245	MakeMyTrip Ltd.* (India)	2,181,039
32,597	Wayfair, Inc., Class A*	1,142,525

		3,323,564

	Internet Software & Services 11.8%
15,136	Cimpress N.V.*	1,386,609
71,516	Cornerstone OnDemand, Inc.*	3,025,842
23,170	Dip Corp. (Japan)	479,359
50,331	Envestnet, Inc.*	1,774,168
29,598	Gurunavi, Inc. (Japan)	588,794
13,774	MercadoLibre, Inc. (Brazil)	2,150,672
10,347	Rightmove plc (United Kingdom)	497,697
31,615	SMS Co. Ltd. (Japan)	700,872
10,657	SPS Commerce, Inc.*	744,818

		11,348,831

	Investment Banking & Brokerage 0.9%
32,100	Nihon M&A Center, Inc. (Japan)	892,620

	IT Consulting & Other Services 1.3%
22,831	Luxoft Holding, Inc.* (Switzerland)	1,283,102

	Life & Health Insurance 1.9%
407,785	ICICI Prudential Life Insurance Co. Ltd. (India)	1,808,506

	Managed Health Care 3.2%
75,577	HealthEquity, Inc.*	3,062,380

	Movies & Entertainment 1.0%
14,901	Loen Entertainment, Inc.* (Korea)	935,492

	Office Services & Supplies 1.4%
5,714	3M India Ltd.* (India)	938,719
121,319	IWG plc (United Kingdom)	367,803

		1,306,522

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 1.2%
143,294	Manpasand Beverages Ltd. (India)	$1,151,715

	Pharmaceuticals 2.9%
14,891	Intra-Cellular Therapies, Inc.*	224,705
20,707	Ipsen S.A. (France)	1,497,470
121,670	Natco Pharma Ltd. (India)	1,045,856

		2,768,031

	Regional Banks 5.3%
17,653	Eagle Bancorp, Inc.*	1,075,950
19,497	Metro Bank plc* (United Kingdom)	702,822
10,972	Signature Bank*	1,647,995
20,925	Texas Capital Bancshares, Inc.*	1,640,520

		5,067,287

	Restaurants 3.4%
24,634	Chuy’s Holdings, Inc.*	799,373
29,354	Domino’s Pizza Enterprises Ltd. (Australia)	1,376,704
37,506	Fiesta Restaurant Group, Inc.*	1,119,554

		3,295,631

	Semiconductors 4.2%
49,534	Cavium, Inc.*	3,092,903
14,055	Melexis N.V. (Belgium)	941,702

		4,034,605

	Specialized Finance 0.6%
22,328	Banca IFIS S.p.A. (Italy)	611,093

	Specialty Chemicals 1.4%
26,307	Frutarom Industries Ltd. (Israel)	1,342,767

	Specialty Stores 1.7%
22,186	Five Below, Inc.*	886,553
68,165	XXL ASA (Norway)	773,584

		1,660,137

	Systems Software 1.0%
20,308	CyberArk Software Ltd.* (Israel)	924,014

	Trading Companies & Distributors 1.1%
38,600	MISUMI Group, Inc. (Japan)	635,434
20,100	MonotaRO Co. Ltd. (Japan)	411,029

		1,046,463

	Trucking 2.1%
62,324	Knight Transportation, Inc.	2,059,808

	Total Common Stocks (cost $76,722,885)	95,233,339

	WARRANTS 0.0%

	Consumer Finance 0.0%
89,968	Srisawad Power 1979 Public Co. Ltd., expiring 5/29/20* (Thailand)	17,963

	Total Warrants (cost $0)	17,963

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $76,722,885) 99.1%§	$95,251,302
Other Assets less Liabilities 0.9%	906,673

NET ASSETS 100.0%	$96,157,975

*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.45%. See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.5
Australia	2.7
Belgium	1.0
Brazil	3.1
Canada	0.7
France	3.0
Germany	1.2
India	13.2
Israel	2.4
Italy	0.6
Japan	6.9
Korea	3.2
Norway	0.8
Switzerland	1.4
Taiwan	2.4
Thailand	1.1
United Kingdom	4.3
United States	51.5

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Airport Services 0.8%
2,222,534	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$9,566,814

	Apparel, Accessories & Luxury Goods 1.9%
424,424	Moncler S.p.A. (Italy)	7,385,110
462,214	Ted Baker plc (United Kingdom)	16,029,457

		23,414,567

	Application Software 2.7%
603,115	Aveva Group plc (United Kingdom)	13,966,209
884,566	Computer Modelling Group Ltd. (Canada)	6,001,859
3,339,366	Technology One Ltd. (Australia)	13,615,675

		33,583,743

	Auto Parts & Equipment 1.7%
583,741	ARB Corp. Ltd. (Australia)	7,435,182
323,722	Linamar Corp. (Canada)	13,909,450

		21,344,632

	Biotechnology 4.4%
3,932,911	Abcam plc (United Kingdom)	37,175,866
57,045	Medytox, Inc. (Korea)	16,788,013

		53,963,879

	Consumer Finance 2.5%
774,373	Cholamandalam Investment and Finance Co. Ltd. (India)	10,769,570
7,926,290	Gentera S.A.B. de C.V. (Mexico)	12,748,045
288,795	Shriram City Union Finance Ltd. (India)	7,701,767

		31,219,382

	Diversified Banks 0.6%
212,295	Secure Trust Bank plc (United Kingdom)	5,627,711
612,471	Security Bank Corp. (Philippines)	2,339,213

		7,966,924

	Diversified Real Estate Activities 1.9%
1,413,791	Patrizia Immobilien AG* (Germany)	23,491,674

	Drug Retail 8.6%
366,428	Ain Holdings, Inc. (Japan)	24,266,547
2,296,976	Clicks Group Ltd. (South Africa)	19,317,428
164,037	Cosmos Pharmaceutical Corp. (Japan)	30,245,967
1,006,600	Raia Drogasil S.A. (Brazil)	18,908,444
278,373	Sugi Holdings Co. Ltd. (Japan)	13,242,814

		105,981,200

	Electrical Components & Equipment 2.0%
1,070,395	Amara Raja Batteries Ltd. (India)	13,724,145
790,233	Voltronic Power Technology Corp. (Taiwan)	10,923,355

		24,647,500

	Electronic Equipment & Instruments 1.9%
595,512	Ai Holdings Corp. (Japan)	11,841,453
1,070,204	Halma plc (United Kingdom)	11,837,300

		23,678,753

	Fertilizers & Agricultural Chemicals 0.9%
1,119,361	UPL Ltd. (India)	10,668,317

	Forest Products 1.0%
373,244	Stella-Jones, Inc. (Canada)	12,114,828

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 2.5%
456,763	Seria Co. Ltd. (Japan)	$31,069,654

	Health Care Distributors 0.8%
464,800	Japan Lifeline Co. Ltd. (Japan)	9,270,150

	Health Care Equipment 1.9%
261,310	Cochlear Ltd. (Australia)	23,109,793

	Health Care Services 0.1%
66,787	Dr. Lal PathLabs Ltd. (India)	1,045,054

	Health Care Supplies 2.3%
2,797,617	Nanosonics Ltd.* (Australia)	6,278,781
343,937	Sartorius Stedim Biotech (France)	21,711,864

		27,990,645

	Health Care Technology 1.0%
489,360	M3, Inc. (Japan)	12,330,825

	Home Furnishings 1.0%
1,222,774	Nien Made Enterprise Co. Ltd. (Taiwan)	12,615,109

	Home Improvement Retail 1.0%
43,645,500	Home Product Center Public Co. Ltd. (Thailand)	12,431,664

	Hotels, Resorts & Cruise Lines 2.3%
772,646	Corporate Travel Management Ltd. (Australia)	10,214,868
18,367,513	Minor International Public Co. Ltd. (Thailand)	18,336,482

		28,551,350

	Household Products 0.6%
272,284	Pigeon Corp. (Japan)	6,963,481

	Industrial Machinery 1.7%
6,828,139	Rotork plc (United Kingdom)	20,296,973

	Internet & Direct Marketing Retail 2.5%
252,221	ASOS plc* (United Kingdom)	15,429,954
1,757,020	Trade Me Group Ltd. (New Zealand)	6,115,216
75,019	zooplus AG* (Germany)	9,594,707

		31,139,877

	Internet Software & Services 7.7%
555,744	Dip Corp. (Japan)	11,497,660
940,707	Gurunavi, Inc. (Japan)	18,713,530
1,533,514	Infomart Corp. (Japan)	8,974,747
194,587	Rightmove plc (United Kingdom)	9,359,744
449,259	Scout24 AG* (Germany)	15,996,271
753,055	SMS Co. Ltd. (Japan)	16,694,464
74,655	XING AG (Germany)	13,787,847

		95,024,263

	Investment Banking & Brokerage 1.8%
777,464	Nihon M&A Center, Inc. (Japan)	21,619,320

	IT Consulting & Other Services 1.1%
490,506	Altran Technologies S.A.* (France)	7,166,679
2,809,112	NCC Group plc (United Kingdom)	6,257,473

		13,424,152

	Leisure Products 0.0%
2,636	Yonex Co. Ltd. (Japan)	122,468

	Life & Health Insurance 1.3%
1,914,121	Max Financial Services Ltd. (India)	15,618,686

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 2.7%
2,322,575	Clinigen Healthcare Ltd. (United Kingdom)	$20,322,621
80,470	Tecan Group AG (Switzerland)	12,556,892

		32,879,513

	Movies & Entertainment 1.1%
447,633	CTS Eventim AG & Co KGaA (Germany)	14,112,472

	Multi-Sector Holdings 1.8%
847,156	GT Capital Holdings, Inc. (Philippines)	21,604,223

	Office Services & Supplies 1.0%
4,113,701	IWG plc (United Kingdom)	12,471,522

	Oil & Gas Equipment & Services 2.3%
302,261	Pason Systems, Inc. (Canada)	4,421,410
314,593	ShawCor Ltd. (Canada)	8,397,581
669,197	TGS-NOPEC Geophysical Co. ASA (Norway)	14,855,804

		27,674,795

	Packaged Foods & Meats 2.7%
16,385,449	Vitasoy International Holdings Ltd. (Hong Kong)	32,920,923

	Personal Products 0.9%
818,001	Colgate-Palmolive India Ltd. (India)	10,865,300

	Pharmaceuticals 2.3%
391,255	Ipsen S.A. (France)	28,294,421

	Property & Casualty Insurance 0.6%
5,332,656	Qualitas Controladora S.A.B. de C.V.** (Mexico)	7,550,222

	Regional Banks 2.1%
604,053	Canadian Western Bank (Canada)	13,649,847
338,844	Metro Bank plc* (United Kingdom)	12,214,545

		25,864,392

	Restaurants 2.6%
726,300	Create Restaurants Holdings, Inc. (Japan)	6,338,618
555,551	Domino’s Pizza Enterprises Ltd. (Australia)	26,055,366

		32,393,984

	Semiconductor Equipment 0.5%
411,158	Japan Material Co. Ltd. (Japan)	6,360,416

	Semiconductors 2.4%
229,315	Melexis N.V. (Belgium)	15,364,380
985,999	Silergy Corp. (Taiwan)	13,889,464

		29,253,844

	Soft Drinks 0.5%
453,622	Fevertree Drinks plc (United Kingdom)	6,367,507

	Specialized Finance 0.8%
345,468	Banca IFIS S.p.A. (Italy)	9,455,083

	Specialty Chemicals 4.2%
322,220	Chr. Hansen Holding A/S (Denmark)	17,843,574
341,456	Frutarom Industries Ltd. (Israel)	17,428,665
1,707,484	Hexpol AB (Sweden)	15,808,649

		51,080,888

	Specialty Stores 1.3%
1,357,896	XXL ASA (Norway)	15,410,355

	Systems Software 1.3%
346,709	Kinaxis, Inc.* (Canada)	16,139,212

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Technology Hardware, Storage & Peripherals 1.5%
1,397,226	Ennoconn Corp. (Taiwan)	$17,861,464

	Thrifts & Mortgage Finance 0.5%
478,177	PNB Housing Finance Ltd.* (India)	5,884,036

	Trading Companies & Distributors 4.0%
130,751	Diploma plc (United Kingdom)	1,674,219
1,506,315	MISUMI Group, Inc. (Japan)	24,797,006
430,012	MonotaRO Co. Ltd. (Japan)	8,793,400
745,323	Richelieu Hardware Ltd. (Canada)	14,188,698

		49,453,323

	Total Common Stocks (cost $1,009,246,656)	1,198,163,572

	RIGHTS 0.0%

	Hotels, Resorts & Cruise Lines 0.0%
37,082	Corporate Travel Management Ltd.* (Australia)	92,055

	Total Rights (cost $0)	92,055

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$19,700,628	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $20,355,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $20,098,466; repurchase proceeds: $19,700,693 (cost $19,700,628)	$19,700,628

	Total Short-Term Investments (cost $19,700,628)	19,700,628

	Total Investments (cost $1,028,947,284) 99.2%§	1,217,956,255
	Other Assets less Liabilities 0.8%	10,026,859

	NET ASSETS 100.0%	$1,227,983,114

*Non-income producing.

**Common units.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.28%.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2016, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	7.2
Belgium	1.3
Brazil	1.6
Canada	7.4
Denmark	1.5
France	4.8
Germany	6.4
Hong Kong	2.7
India	6.4
Israel	1.5
Italy	1.4
Japan	22.0
Korea	1.4
Mexico	2.5
New Zealand	0.5
Norway	2.5
Philippines	2.0
South Africa	1.6
Sweden	1.3
Switzerland	1.0
Taiwan	4.6
Thailand	2.6
United Kingdom	15.8

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.4%

	Advertising 0.5%
20,000,000	Plan B Media Public Co. Ltd. (Thailand)	$3,239,273

	Aerospace & Defense 0.3%
125,000	Avon Rubber plc (United Kingdom)	1,603,660

	Air Freight & Logistics 3.6%
3,244,120	Allcargo Global Logistics Ltd. (India)	8,651,624
1,482,079	Freightways Ltd. (New Zealand)	6,949,803
43,334	ID Logistics Group* (France)	6,158,100

		21,759,527

	Application Software 3.3%
500,000	Computer Modelling Group Ltd. (Canada)	3,392,545
867,472	GB Group plc (United Kingdom)	2,915,895
614,325	Linx S.A. (Brazil)	3,274,814
672,536	Logo Yazilim Sanayi Ve Ticaret A.S.* (Turkey)	10,363,869

		19,947,123

	Asset Management & Custody Banks 1.0%
2,897,180	Peregrine Holdings Ltd. (South Africa)	6,330,709

	Auto Parts & Equipment 3.5%
374,990	FIEM Industries Ltd. (India)	6,232,337
2,050,000	Hu Lane Associate, Inc. (Taiwan)	9,127,649
120,000	UNIWHEELS AG (Poland)	6,288,698

		21,648,684

	Automobile Manufacturers 1.3%
1,365,600	PAK Suzuki Motor Co. Ltd. (Pakistan)	8,111,828

	Automotive Retail 2.0%
3,700,000	Hascol Petroleum Ltd. (Pakistan)	11,981,796

	Brewers 3.6%
962,475	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	2,986,547
17,933,940	International Breweries plc*** (Nigeria)	776,027
250,000	Kopparbergs Bryggeri AB, Class B (Sweden)	6,393,651
197,574	Olvi Oyj, Class A (Finland)	5,823,338
160,100	Royal UNIBREW A/S (Denmark)	6,179,577

		22,159,140

	Building Products 0.6%
3,000,000	Concepcion Industrial Corp. (Philippines)	3,497,928

	Commodity Chemicals 4.5%
1,354,155	Berger Paints India Ltd. (India)	4,208,914
598,904	Gulf Oil Lubricants India Ltd. (India)	5,779,905
480,857	Supreme Industries Ltd. (India)	6,411,899
414,821	Tikkurila Oyj (Finland)	8,213,603
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,161,128

		27,775,449

	Communications Equipment 1.2%
999,000	Advanced Ceramic X Corp. (Taiwan)	7,361,770

	Construction & Engineering 1.1%
279,557	Badger Daylighting Ltd. (Canada)	6,683,633

	Consumer Finance 0.6%
68,573	Credit Corp. Group Ltd. (Australia)	887,774
1,224,665	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	3,036,606

		3,924,380

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Department Stores 0.5%
257,203	Poya Co. Ltd. (Taiwan)	$2,980,711

	Diversified Banks 1.2%
8,800,000	BRAC Bank Ltd. (Bangladesh)	7,165,394

	Diversified Support Services 1.7%
1,000,000	Clipper Logistics plc (United Kingdom)	4,683,119
800,000	Prestige International, Inc. (Japan)	5,660,749

		10,343,868

	Drug Retail 1.4%
2,486,917	Green Cross Health Ltd. (New Zealand)	4,388,260
90,000	Kusuri no Aoki Holdings Co. Ltd. (Japan)	4,004,278

		8,392,538

	Electrical Components & Equipment 2.2%
519,840	Amara Raja Batteries Ltd. (India)	6,665,166
483,761	Voltronic Power Technology Corp. (Taiwan)	6,687,006

		13,352,172

	Electronic Equipment & Instruments 2.1%
59,680	Isra Vision AG (Germany)	6,345,040
1,015,769	Smart Marketing Systems plc (United Kingdom)	6,766,160

		13,111,200

	Financial Exchanges & Data 0.5%
1,246,129	Morningstar Japan KK (Japan)	3,315,903

	Food Distributors 0.3%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,138,903

	Food Retail 5.6%
36,000,020	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	11,395,459
177,544	Axial Retailing, Inc. (Japan)	6,106,754
2,434,291	Philippine Seven Corp. (Philippines)	6,610,597
122,973	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,966,200
7,500,000	Sheng Siong Group Ltd. (Singapore)	4,894,175

		33,973,185

	General Merchandise Stores 0.9%
78,972	Seria Co. Ltd. (Japan)	5,371,785

	Health Care Equipment 1.5%
70,000	STRATEC Biomedical AG (Germany)	3,373,692
122,364	Vieworks Co. Ltd. (Korea)	6,051,156

		9,424,848

	Health Care Facilities 1.9%
30,536,611	Asiri Hospital Holdings plc (Sri Lanka)	5,381,619
5,962	NMC Health plc (United Arab Emirates)	113,446
2,032,981	Shifa International Hospitals Ltd. (Pakistan)	5,960,165

		11,455,230

	Health Care Services 0.6%
157,400	BML, Inc. (Japan)	3,752,012

	Health Care Supplies 1.3%
1,160,615	Advanced Medical Solutions Group plc (United Kingdom)	3,171,783
2,010,645	Nanosonics Ltd.* (Australia)	4,512,555

		7,684,338

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 1.2%
109,300	Nexus AG (Germany)	$2,059,479
181,000	NNIT A/S (Denmark)	5,228,177

		7,287,656

	Home Improvement Retail 2.1%
515,000	Byggmax Group AB (Sweden)	3,561,236
4,000,000	Italtile Ltd. (South Africa)	4,057,159
82,494,300	PT Ace Hardware Indonesia Tbk (Indonesia)	5,112,840

		12,731,235

	Human Resource & Employment Services 1.2%
417,600	en-japan, Inc. (Japan)	7,485,536

	Industrial Machinery 0.7%
1,300,000	Sumeeko Industries Co. Ltd. (Taiwan)	4,477,334

	Insurance Brokers 1.6%
2,437,200	FPC Par Corretora de Seguros S.A. (Brazil)	10,081,167

	Internet & Direct Marketing Retail 5.1%
350,000	Open Door, Inc.* (Japan)	9,193,583
2,252,425	Trade Me Group Ltd. (New Zealand)	7,839,447
1,429,208	Webjet Ltd. (Australia)	10,932,715
142,200	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	3,322,765

		31,288,510

	Internet Software & Services 8.0%
419,894	Dip Corp. (Japan)	8,687,091
551,399	Gurunavi, Inc. (Japan)	10,969,007
1,759,600	Infomart Corp. (Japan)	10,297,894
480,500	Istyle, Inc. (Japan)	3,416,432
528,718	PChome Online, Inc. (Taiwan)	4,642,626
281,300	SMS Co. Ltd. (Japan)	6,236,135
26,252	XING AG (Germany)	4,848,417

		49,097,602

	Investment Banking & Brokerage 1.0%
218,500	M&A Capital Partners Co. Ltd.* (Japan)	5,982,460

	IT Consulting & Other Services 1.5%
69,205	CANCOM SE (Germany)	3,279,283
506,371	EOH Holdings Ltd. (South Africa)	6,033,498

		9,312,781

	Office Services & Supplies 0.5%
4,603,600	Riverstone Holdings Ltd. (Singapore)	2,797,478

	Oil & Gas Refining & Marketing 0.6%
9,294	Hankook Shell Oil Co. Ltd. (Korea)	3,409,201

	Other Diversified Financial Services 0.5%
36,501	Hypoport AG* (Germany)	2,987,372

	Packaged Foods & Meats 6.8%
2,425,036	Cloetta AB, Class B (Sweden)	7,639,292
411,100	Dutch Lady Milk Industries Berhad (Malaysia)	5,091,555
271,600	Kotobuki Spirits Co. Ltd. (Japan)	6,495,161
40,000,000	PT Nippon Indosari Corpindo Tbk (Indonesia)	4,750,417
54,297,981	RFM Corp. (Philippines)	5,567,767
2,651,562	TAT Gida Sanayi A.S. (Turkey)	4,307,877
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	7,520,512

		41,372,581

	Personal Products 2.6%
7,539,825	Karex Berhad (Malaysia)	3,966,560

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
404,832	Sarantis S.A. (Greece)	$4,730,227
1,450,000	TCI Co. Ltd. (Taiwan)	7,423,438

		16,120,225

	Pharmaceuticals 1.5%
44,714,200	PT Kimia Farma Persero Tbk (Indonesia)	9,127,040

	Regional Banks 1.0%
1,129,226	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	6,291,742

	Reinsurance 1.0%
23,000,000	Thaire Life Assurance Public Co. Ltd. (Thailand)	6,197,903

	Restaurants 8.5%
138,048	AmRest Holdings SE* (Poland)	9,764,785
4,908,278	Berjaya Food Berhad (Malaysia)	1,717,788
598,400	Fairwood Holdings Ltd. (Hong Kong)	2,187,715
696,953	Famous Brands Ltd. (South Africa)	7,942,486
196,200	Hiday Hidaka Corp. (Japan)	4,681,940
126,900	Kura Corp. (Japan)	5,336,586
128,185	MTY Food Group, Inc. (Canada)	4,827,046
901,101	Patisserie Holdings plc (United Kingdom)	3,498,128
2,410,957	Restaurant Brands New Zealand Ltd. (New Zealand)	8,508,452
643,059	Retail Food Group Ltd. (Australia)	3,257,727

		51,722,653

	Semiconductor Equipment 0.6%
246,000	Japan Material Co. Ltd. (Japan)	3,805,502

	Soft Drinks 1.7%
156,829,320	Pepsi-Cola Products Philippines, Inc. (Philippines)	10,210,119

	Specialty Chemicals 1.8%
6,229,947	Chemical and Allied Products plc*** (Nigeria)	447,588
973,719	DuluxGroup Ltd. (Australia)	4,384,751
1,413,818	SH Kelkar & Co. Ltd. (India)	6,425,404

		11,257,743

	Textiles 0.3%
2,162,000	Best Pacific International Holdings Ltd. (China)	1,658,895

	Thrifts & Mortgage Finance 0.8%
111,692	Equitable Group, Inc. (Canada)	5,029,530

	Total Common Stocks (cost $527,630,425)	608,219,252

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%

	Repurchase Agreement 0.1%
$344,227	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $360,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $355,463; repurchase proceeds: $344,228 (cost $344,227)	$344,227

	Total Short-Term Investments (cost $344,227)	344,227

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Value
Total Investments (cost $527,974,652) 99.5%§	$608,563,479
Other Assets less Liabilities 0.5%§§	2,827,119

NET ASSETS 100.0%	$611,390,598

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.16%.

§§Other Assets less Liabilities included naira, the Nigerian currency which was fair valued during the quarter (see Note 9).

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.9
Bangladesh	1.2
Brazil	2.2
Canada	3.3
China	0.3
Denmark	1.9
Finland	2.3
France	1.0
Germany	3.8
Greece	0.8
Hong Kong	1.6
India	7.3
Indonesia	3.1
Israel	0.8
Japan	18.8
Korea	1.6
Malaysia	4.1
Mexico	1.5
New Zealand	4.5
Nigeria	0.2
Pakistan	4.3
Philippines	4.3
Poland	2.6
Singapore	1.3
South Africa	4.0
Sri Lanka	0.9
Sweden	2.9
Taiwan	7.5
Thailand	1.9
Turkey	2.4
United Arab Emirates	<0.1
United Kingdom	3.7

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Communications Equipment 3.6%
230,658	Cisco Systems, Inc.	$6,970,485

	Diversified Banks 12.0%
129,443	Citigroup, Inc.	7,692,797
102,512	JPMorgan Chase & Co.	8,845,760
125,324	Wells Fargo & Co.	6,906,606

		23,445,163

	Diversified Chemicals 1.8%
46,673	Eastman Chemical Co.	3,510,276

	Diversified REITs 1.5%
115,689	Select Income REIT	2,915,363

	Drug Retail 2.6%
65,148	CVS Health Corp.	5,140,829

	Electric Utilities 8.4%
105,422	Duke Energy Corp.	8,182,855
231,232	Exelon Corp.	8,206,424

		16,389,279

	Electrical Components & Equipment 2.2%
62,665	Eaton Corp. plc	4,204,195

	Health Care Distributors 1.5%
41,606	Cardinal Health, Inc.	2,994,384

	Health Care Equipment 2.0%
55,304	Medtronic plc	3,939,304

	Health Care REITs 1.3%
101,908	Care Capital Properties, Inc.	2,547,700

	Household Products 3.4%
77,860	Procter & Gamble Co. (The)	6,546,469

	Hypermarkets & Super Centers 4.0%
112,917	Wal-Mart Stores, Inc.	7,804,823

	Industrial Conglomerates 3.9%
242,730	General Electric Co.††	7,670,268

	Integrated Oil & Gas 9.9%
68,059	Chevron Corp.	8,010,544
100,738	Royal Dutch Shell plc ADR (Netherlands)	5,478,132
176,327	Suncor Energy, Inc. (Canada)	5,764,130

		19,252,806

	Integrated Telecommunication Services 3.1%
113,056	Verizon Communications, Inc.	6,034,929

	Investment Banking & Brokerage 3.2%
26,152	Goldman Sachs Group, Inc. (The)††	6,262,096

	Multi-Line Insurance 2.9%
86,655	American International Group, Inc.	5,659,438

	Oil & Gas Equipment & Services 3.0%
43,824	Halliburton Co.	2,370,440
41,669	Schlumberger Ltd.	3,498,113

		5,868,553

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 8.4%
73,504	Johnson & Johnson	$8,468,396
241,107	Pfizer, Inc.	7,831,155

		16,299,551

	Property & Casualty Insurance 2.2%
65,751	Axis Capital Holdings Ltd.	4,291,568

	Regional Banks 5.1%
174,226	KeyCorp	3,183,109
57,223	PNC Financial Services Group, Inc.	6,692,802

		9,875,911

	Semiconductors 1.4%
75,080	Intel Corp.	2,723,151

	Specialized REITs 2.3%
62,297	EPR Properties	4,471,056

	Systems Software 5.7%
84,236	Microsoft Corp.	5,234,425
152,944	Oracle Corp.	5,880,697

		11,115,122

	Technology Hardware, Storage & Peripherals 2.2%
37,846	Apple, Inc.	4,383,324

	Total Common Stocks (cost $150,937,636)	190,316,043

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$1,565,039	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $1,620,000 of United States Treasury Bonds 1.875% due 10/31/22; value $1,599,583; repurchase proceeds: $1,565,044†† (cost $1,565,039)	$1,565,039

	Total Short-Term Investments (cost $1,565,039)	1,565,039

	Total Investments (cost $152,502,675) 98.4%	191,881,082
	Other Assets less Liabilities 1.6%	3,065,484

	NET ASSETS 100.0%	$194,946,566

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Investment Banking & Brokerage 0.0%
150	Goldman Sachs Group, Inc. (The), expiring 1/20/17, exercise price $250	$39,150

	Total Call Options Written (premium $61,376)	39,150

	††All or a portion of this security has been designated as collateral for call options written (see Note 4).

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Large Cap Value Fund’s investments, excluding short-term investments and call options written, were in the following countries:

COUNTRY	%
Canada	3.0
Netherlands	2.9
United States	94.1

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 81.3%

	Airlines 2.2%
63,344	United Continental Holdings, Inc.* ††	$4,616,511

	Apparel Retail 1.2%
175,453	Chico’s FAS, Inc.††	2,524,769

	Apparel, Accessories & Luxury Goods 2.7%
132,396	Michael Kors Holdings Ltd.*	5,690,380

	Automobile Manufacturers 2.2%
137,740	General Motors Co.††	4,798,862

	Biotechnology 2.1%
30,595	Amgen, Inc.	4,473,295

	Communications Equipment 2.1%
147,021	Cisco Systems, Inc.††	4,442,975

	Department Stores 2.1%
126,978	Macy’s, Inc.††	4,547,082

	Diversified Banks 3.6%
128,723	Citigroup, Inc.††	7,650,008

	Diversified REITs 1.1%
328,910	Investors Real Estate Trust††	2,345,128

	Electrical Components & Equipment 1.1%
41,950	Emerson Electric Co.††	2,338,713

	Fertilizers & Agricultural Chemicals 5.1%
54,891	Monsanto Co.††	5,775,082
178,000	Mosaic Co. (The)††	5,220,740

		10,995,822

	Food Retail 1.7%
117,861	Whole Foods Market, Inc.††	3,625,404

	Health Care Distributors 3.1%
47,341	McKesson Corp.††	6,649,043

	Health Care Equipment 2.6%
76,880	Medtronic plc	5,476,162

	Homefurnishing Retail 1.2%
86,981	Restoration Hardware Holdings, Inc.*	2,670,317

	Hotels, Resorts & Cruise Lines 1.6%
239,684	La Quinta Holdings, Inc.* ††	3,405,910

	Hypermarkets & Super Centers 1.4%
43,205	Wal-Mart Stores, Inc.††	2,986,330

	Integrated Telecommunication Services 2.2%
88,195	Verizon Communications, Inc.††	4,707,849

	Internet Software & Services 1.5%
46,830	Akamai Technologies, Inc.*	3,122,624

	Multi-Line Insurance 1.5%
69,345	Loews Corp.††	3,247,426

	Oil & Gas Exploration & Production 8.5%
98,357	Anadarko Petroleum Corp.††	6,858,433
692,029	Bill Barrett Corp.* ††	4,837,283
92,080	Range Resources Corp.	3,163,869
307,766	Southwestern Energy Co.* ††	3,330,028

		18,189,613

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Refining & Marketing 1.7%
54,375	Valero Energy Corp.	$3,714,900

	Pharmaceuticals 8.0%
22,185	Allergan plc*	4,659,072
37,643	Johnson & Johnson††	4,336,850
57,930	Novartis AG ADR (Switzerland)	4,219,621
75,629	Zoetis, Inc.††	4,048,420

		17,263,963

	Regional Banks 3.7%
212,016	KeyCorp††	3,873,533
34,469	PNC Financial Services Group, Inc.	4,031,494

		7,905,027

	Semiconductors 3.8%
132,568	Mellanox Technologies Ltd.*	5,422,031
42,061	QUALCOMM, Inc.	2,742,377

		8,164,408

	Specialized REITs 4.5%
162,838	Iron Mountain, Inc.††	5,288,978
178,143	Outfront Media, Inc.††	4,430,417

		9,719,395

	Steel 2.0%
123,019	Steel Dynamics, Inc.††	4,377,016

	Systems Software 2.9%
104,067	Oracle Corp.††	4,001,376
27,649	VMware, Inc., Class A* ††	2,176,806

		6,178,182

	Technology Hardware, Storage & Peripherals 3.9%
73,061	Apple, Inc.††	8,461,925

	Total Common Stocks (cost $156,678,448)	174,289,039

Principal Amount		Value
	SHORT-TERM INVESTMENTS 27.3%

	Repurchase Agreement 27.3%
$58,562,714	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $60,500,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $59,737,519; repurchase proceeds: $58,562,909 (cost $58,562,714)	$58,562,714

	Total Short-Term Investments (cost $58,562,714)	58,562,714

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

		Value
	Total Investments (cost $215,241,162) 108.6%	$232,851,753
	Liabilities less Other Assets (8.6%)	(18,432,711)

	NET ASSETS 100.0%	$214,419,042

Shares		Value
	SECURITIES SOLD SHORT 40.9%

	Airlines 1.1%
26,599	Alaska Air Group, Inc.	$2,360,129

	Apparel, Accessories & Luxury Goods 1.8%
112,423	Coach, Inc.	3,937,053

	Application Software 1.5%
71,841	Paycom Software, Inc.*	3,268,047

	Automotive Retail 1.2%
41,043	CarMax, Inc.*	2,642,759

	Construction Machinery & Heavy Trucks 2.5%
58,187	Caterpillar, Inc.	5,396,262

	Copper 1.6%
256,385	Freeport-McMoRan, Inc.*	3,381,718

	Department Stores 0.5%
123,084	JC Penney Co., Inc.*	1,022,828

	Diversified Support Services 1.7%
90,412	Healthcare Services Group, Inc.	3,541,438

	Electronic Equipment & Instruments 2.4%
80,025	Cognex Corp.	5,091,191

	Food Distributors 1.5%
58,569	Sysco Corp.	3,242,966

	Health Care Equipment 5.4%
81,269	Inogen, Inc.*	5,458,839
141,187	Zeltiq Aesthetics, Inc.*	6,144,458

		11,603,297

	Health Care Technology 2.2%
117,219	Veeva Systems, Inc., Class A*	4,770,813

	Home Entertainment Software 1.2%
32,652	Electronic Arts, Inc.*	2,571,672

	Housewares & Specialties 2.0%
95,716	Newell Brands, Inc.	4,273,719

	Integrated Oil & Gas 1.0%
23,834	Exxon Mobil Corp.	2,151,257

	Oil & Gas Drilling 1.9%
52,385	Helmerich & Payne, Inc.	4,054,599

	Packaged Foods & Meats 1.6%
138,168	Blue Buffalo Pet Products, Inc.*	3,321,559

	Personal Products 1.4%
39,497	Estee Lauder Cos., Inc. (The), Class A	3,021,126

	Pharmaceuticals 2.4%
99,674	Prestige Brands Holdings, Inc.*	5,193,015

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 2.2%
127,870	First American Financial Corp.	$4,683,878

	Restaurants 1.0%
45,121	Restaurant Brands International, Inc. (Canada)	2,150,467

	Specialty Stores 2.8%
35,000	Tractor Supply Co.	2,653,350
13,164	Ulta Salon Cosmetics & Fragrance, Inc.*	3,356,030

		6,009,380

	Total Securities Sold Short (proceeds $75,577,434)	87,689,173

	*Non-income producing.

	††All or a portion of this security has been designated as collateral for short sales (see Note 3).

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Switzerland	2.4
United States	97.6

Total	100.0%

At December 31, 2016, Wasatch Long/Short Fund’s securities sold short were in the following countries:

COUNTRY	%
Canada	2.5
United States	97.5

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.0%

	Air Freight & Logistics 1.1%
117,168	Echo Global Logistics, Inc.*	$2,935,058

	Apparel Retail 1.4%
167,365	Zumiez, Inc.*	3,656,925

	Apparel, Accessories & Luxury Goods 2.5%
339,635	Superior Uniform Group, Inc.	6,663,639

	Application Software 9.6%
230,926	Callidus Software, Inc.*	3,879,557
26,063	Ellie Mae, Inc.*	2,180,952
249,716	Exa Corp.*	3,835,638
93,586	Globant S.A.* (Argentina)	3,121,093
39,549	HubSpot, Inc.*	1,858,803
32,840	Tyler Technologies, Inc.*	4,688,567
20,850	Ultimate Software Group, Inc. (The)*	3,801,997
147,896	Workiva, Inc.*	2,018,780

		25,385,387

	Asset Management & Custody Banks 1.2%
15,534	Diamond Hill Investment Group, Inc.	3,268,043

	Automotive Retail 0.9%
41,597	Monro Muffler Brake, Inc.	2,379,348

	Biotechnology 5.7%
278,787	Abcam plc (United Kingdom)	2,635,236
151,227	Argos Therapeutics, Inc.*	741,012
15,000	Argos Therapeutics, Inc. PIPE* *** †	73,500
22,500	Argos Therapeutics, Inc. PIPE* *** †	110,250
176,227	ChemoCentryx, Inc.*	1,304,080
250,157	Cytokinetics, Inc.*	3,039,408
62,154	Esperion Therapeutics, Inc.*	778,168
188,539	Exact Sciences Corp.*	2,518,881
61,686	Flexion Therapeutics, Inc.*	1,173,268
129,918	Inovio Pharmaceuticals, Inc.*	901,631
384,705	Sangamo BioSciences, Inc.*	1,173,350
48,501	Selecta Biosciences, Inc.*	831,792

		15,280,576

	Building Products 1.7%
68,903	Trex Co., Inc.*	4,437,353

	Construction & Engineering 0.6%
46,176	NV5 Global, Inc.*	1,542,278

	Consumer Electronics 0.8%
282,269	ZAGG, Inc.*	2,004,110

	Data Processing & Outsourced Services 1.0%
52,474	ExlService Holdings, Inc.*	2,646,789

	Department Stores 0.8%
317,634	V-Mart Retail Ltd. (India)	2,180,897

	Diversified Banks 0.9%
1,328,851	City Union Bank Ltd. (India)	2,527,695

	Electronic Equipment & Instruments 2.3%
34,211	Mesa Laboratories, Inc.	4,199,400
235,599	Napco Security Technologies, Inc.*	2,002,592

		6,201,992

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Manufacturing Services 2.1%
73,529	Fabrinet*	$2,963,219
26,759	IPG Photonics Corp.*	2,641,381

		5,604,600

	Environmental & Facilities Services 1.4%
241,406	Heritage-Crystal Clean, Inc.*	3,790,074

	Food Distributors 1.3%
217,154	Chefs’ Warehouse, Inc. (The)*	3,431,033

	General Merchandise Stores 1.2%
108,663	Ollie’s Bargain Outlet Holdings, Inc.*	3,091,462

	Health Care Equipment 3.9%
209,478	AtriCure, Inc.*	4,099,485
88,199	Entellus Medical, Inc.*	1,673,135
151,770	Novadaq Technologies, Inc.* (Canada)	1,076,049
169,241	Obalon Therapeutics, Inc.*	1,497,783
116,920	Oxford Immunotec Global plc*	1,747,954
142,380	Tandem Diabetes Care, Inc.*	306,117

		10,400,523

	Health Care Facilities 2.4%
282,081	Ensign Group, Inc. (The)	6,265,019

	Health Care REITs 2.0%
191,240	CareTrust REIT, Inc.	2,929,797
213,551	MedEquities Realty Trust, Inc.	2,370,416

		5,300,213

	Health Care Technology 0.8%
64,637	Omnicell, Inc.*	2,191,194

	Heavy Electrical Equipment 1.0%
171,524	TPI Composites, Inc.*	2,751,245

	Homebuilding 4.7%
154,656	Installed Building Products, Inc.*	6,387,293
210,367	LGI Homes, Inc.*	6,043,844

		12,431,137

	Industrial REITs 1.1%
197,918	Monmouth Real Estate Investment Corp.	3,016,270

	Integrated Telecommunication Services 1.0%
287,433	Ooma, Inc.*	2,586,897

	Internet & Direct Marketing Retail 2.9%
82,324	Duluth Holdings, Inc.*	2,091,029
258,154	MakeMyTrip Ltd.* (India)	5,731,019

		7,822,048

	Internet Software & Services 8.6%
55,331	Cornerstone OnDemand, Inc.*	2,341,054
3,390	Coupa Software, Inc.*	84,784
138,187	Envestnet, Inc.*	4,871,092
98,380	Instructure, Inc.*	1,923,329
173,301	Reis, Inc.	3,855,947
112,000	SMS Co. Ltd. (Japan)	2,482,926
55,267	SPS Commerce, Inc.*	3,862,611
97,188	Tucows, Inc., Class A*	3,425,877

		22,847,620

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Leisure Products 1.0%
189,774	MCBC Holdings, Inc.	$2,766,905

	Life & Health Insurance 1.0%
166,218	Trupanion, Inc.*	2,579,703

	Life Sciences Tools & Services 2.1%
122,614	Fluidigm Corp.*	892,630
63,996	ICON plc* (Ireland)	4,812,499

		5,705,129

	Managed Health Care 2.5%
161,084	HealthEquity, Inc.*	6,527,124

	Oil & Gas Equipment & Services 0.9%
157,619	Pason Systems, Inc. (Canada)	2,305,617

	Packaged Foods & Meats 2.4%
415,274	Freshpet, Inc.*	4,215,031
1,500,000	Prabhat Dairy Ltd. (India)	2,185,797

		6,400,828

	Personal Products 0.1%
9,917	elf Beauty, Inc.*	286,998

	Pharmaceuticals 3.8%
14,323	Aerie Pharmaceuticals, Inc.*	542,125
96,749	Akorn, Inc.*	2,112,031
127,152	Cempra, Inc.*	356,026
170,645	Egalet Corp.*	1,305,434
44,566	Intra-Cellular Therapies, Inc.*	672,501
599,945	Natco Pharma Ltd. (India)	5,157,034

		10,145,151

	Real Estate Services 0.7%
63,723	HFF, Inc., Class A	1,927,621

	Regional Banks 7.1%
104,846	Cardinal Financial Corp.	3,437,900
125,319	Customers Bancorp, Inc.*	4,488,927
161,075	People’s Utah Bancorp	4,324,864
94,443	Pinnacle Financial Partners, Inc.	6,544,900

		18,796,591

	Restaurants 0.2%
138,468	Papa Murphy’s Holdings, Inc.*	584,335

	Semiconductor Equipment 2.4%
277,617	PDF Solutions, Inc.*	6,260,263

	Semiconductors 1.9%
42,129	NVE Corp.	3,009,275
28,212	Power Integrations, Inc.	1,914,184

		4,923,459

	Technology Hardware, Storage & Peripherals 1.2%
742,732	USA Technologies, Inc.*	3,193,748

	Textiles 0.7%
1,900,000	Welspun India Ltd. (India)	1,874,245

	Thrifts & Mortgage Finance 4.1%
52,000	Equitable Group, Inc. (Canada)	2,341,578
1,050,006	Gruh Finance Ltd. (India)	4,989,346
34,059	LendingTree, Inc.*	3,451,880

		10,782,804

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Common Stocks (cost $172,208,300)	$257,699,946

	WARRANTS 0.0%

	Biotechnology 0.0%
16,875	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	16,031

	Total Warrants (cost $2,109)	16,031

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$8,942,988	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $9,240,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $9,123,548; repurchase proceeds: $8,943,017 (cost $8,942,988)	$8,942,988

	Total Short-Term Investments (cost $8,942,988)	8,942,988

	Total Investments (cost $181,153,397) 100.4%	266,658,965
	Liabilities less Other Assets (0.4%)	(947,330)

	NET ASSETS 100.0%	$265,711,635

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	PIPE Private Investment in a Public Equity.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.2
Canada	2.2
India	9.6
Ireland	1.9
Japan	1.0
United Kingdom	1.0
United States	83.1

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.5%

	Air Freight & Logistics 0.9%
450,000	Radiant Logistics, Inc.*	$1,755,000

	Airlines 0.9%
10,000	Allegiant Travel Co.	1,664,000

	Alternative Carriers 0.6%
140,000	ORBCOMM, Inc.*	1,157,800

	Apparel, Accessories & Luxury Goods 2.0%
160,000	Cherokee, Inc.*	1,680,000
105,000	Superior Uniform Group, Inc.	2,060,100

		3,740,100

	Application Software 3.4%
37,000	Ebix, Inc.	2,110,850
42,000	ESI Group* (France)	1,997,909
80,000	Everbridge, Inc.*	1,476,000
25,000	Globant S.A.* (Argentina)	833,750

		6,418,509

	Asset Management & Custody Banks 1.0%
87,000	Solar Capital Ltd.	1,811,340

	Auto Parts & Equipment 2.0%
96,000	Horizon Global Corp.*	2,304,000
97,700	Unique Fabricating, Inc.	1,426,420

		3,730,420

	Biotechnology 0.3%
45,000	Exact Sciences Corp.*	601,200

	Brewers 0.8%
700,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,516,346

	Building Products 2.3%
32,000	Caesarstone Ltd.* (Israel)	916,800
28,000	Patrick Industries, Inc.*	2,136,400
20,000	Trex Co., Inc.*	1,288,000

		4,341,200

	Commodity Chemicals 0.8%
350,000	Green Seal Holding Ltd. (Taiwan)	1,580,099

	Communications Equipment 0.8%
205,000	ShoreTel, Inc.*	1,465,750

	Construction & Engineering 1.2%
66,000	NV5 Global, Inc.*	2,204,400

	Consumer Electronics 1.0%
250,000	ZAGG, Inc.*	1,775,000

	Data Processing & Outsourced Services 1.1%
950,000	TIO Networks Corp.* (Canada)	2,009,459

	Diversified Banks 1.7%
800,000	City Union Bank Ltd. (India)	1,521,733
4,600,000	EastWest Banking Corp. (Philippines)	1,714,978

		3,236,711

	Diversified Support Services 0.9%
1,150,000	Johnson Service Group plc (United Kingdom)	1,626,306

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 2.5%
230,000	CUI Global, Inc.*	$1,593,900
216,284	Napco Security Technologies, Inc.*	1,838,414
58,000	Optex Co. Ltd. (Japan)	1,269,425

		4,701,739

	Electronic Manufacturing Services 1.5%
71,000	Fabrinet*	2,861,300

	Environmental & Facilities Services 1.9%
430,000	Hudson Technologies, Inc.*	3,444,300

	Food Retail 0.5%
255,000	Majestic Wine plc (United Kingdom)	989,925

	General Merchandise Stores 2.4%
64,000	Ollie’s Bargain Outlet Holdings, Inc.*	1,820,800
18,000	Seria Co. Ltd. (Japan)	1,224,385
250,000	Tuesday Morning Corp.*	1,350,000

		4,395,185

	Health Care Equipment 3.4%
96,000	AtriCure, Inc.*	1,878,720
200,000	Bovie Medical Corp.*	718,000
110,000	IRIDEX Corp.*	1,546,600
130,000	Tactile Systems Technology, Inc.*	2,133,300

		6,276,620

	Health Care Facilities 0.8%
70,000	Ensign Group, Inc. (The)	1,554,700

	Health Care REITs 0.1%
24,188	MedEquities Realty Trust, Inc.	268,487

	Health Care Services 3.8%
57,000	Air Methods Corp.*	1,815,450
1,100,000	GHP Specialty Care AB (Sweden)	1,249,643
44,000	LHC Group, Inc.*	2,010,800
63,000	National Research Corp., Class A	1,197,000
350,000	Nobilis Health Corp.* (Canada)	745,541

		7,018,434

	Health Care Technology 2.5%
90,000	Nexus AG (Germany)	1,695,820
55,000	Omnicell, Inc.*	1,864,500
22,000	Software Service, Inc. (Japan)	1,059,764

		4,620,084

	Heavy Electrical Equipment 0.6%
70,000	TPI Composites, Inc.*	1,122,800

	Homebuilding 2.3%
49,000	Installed Building Products, Inc.*	2,023,700
81,000	LGI Homes, Inc.*	2,327,130

		4,350,830

	Hotels, Resorts & Cruise Lines 0.9%
210,000	Red Lion Hotels Corp.*	1,753,500

	Human Resource & Employment Services 1.0%
123,000	BG Staffing, Inc.	1,918,800

	Industrial Machinery 2.1%
30,000	John Bean Technologies Corp.	2,578,500
90,053	Taylor Devices, Inc.*	1,368,806

		3,947,306

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 0.8%
100,000	Monmouth Real Estate Investment Corp.	$1,524,000

	Internet & Direct Marketing Retail 1.7%
400,000	Banzai S.p.A.* (Italy)	1,704,452
69,000	Oisix, Inc.* (Japan)	1,400,958

		3,105,410

	Internet Software & Services 2.8%
183,000	LivePerson, Inc.*	1,381,650
59,255	Reis, Inc.	1,318,424
71,000	Tucows, Inc., Class A*	2,502,750

		5,202,824

	IT Consulting & Other Services 1.4%
14,000	EPAM Systems, Inc.*	900,340
65,000	Virtusa Corp.*	1,632,800

		2,533,140

	Leisure Products 1.2%
125,000	Nautilus, Inc.*	2,312,500

	Life & Health Insurance 1.1%
42,000	Kansas City Life Insurance Co.	1,995,000

	Life Sciences Tools & Services 0.8%
29,000	INC Research Holdings, Inc., Class A*	1,525,400

	Mortgage REITs 1.0%
260,000	Arbor Realty Trust, Inc.	1,939,600

	Oil & Gas Equipment & Services 0.1%
155,009	Profire Energy, Inc.*	213,912

	Oil & Gas Exploration & Production 2.4%
159,000	Earthstone Energy, Inc.*	2,184,660
230,000	Evolution Petroleum Corp.	2,300,000

		4,484,660

	Packaged Foods & Meats 2.0%
225,000	Freshpet, Inc.*	2,283,750
1,600,000	Kawan Food BHD (Malaysia)	1,355,328

		3,639,078

	Personal Products 0.8%
120,000	Sarantis S.A. (Greece)	1,402,130

	Pharmaceuticals 1.2%
58,000	Cempra, Inc.*	162,400
90,000	Intra-Cellular Therapies, Inc.*	1,358,100
1,200,000	Marksans Pharma Ltd. (India)	703,698
6,316	Regenacy Pharmaceuticals, LLC* *** †	51,476

		2,275,674

	Property & Casualty Insurance 2.6%
105,000	Atlas Financial Holdings, Inc.*	1,895,250
210,000	Kingstone Cos., Inc.	2,887,500

		4,782,750

	Regional Banks 11.4%
54,332	American River Bankshares*	820,956
61,000	Bankwell Financial Group, Inc.	1,982,500
78,000	Blue Hills Bancorp, Inc.	1,462,500
100,000	Capstar Financial Holdings, Inc.*	2,196,000
71,000	Customers Bancorp, Inc.*	2,543,220
47,128	First Internet Bancorp	1,508,096

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
76,500	First of Long Island Corp. (The)	$2,184,075
126,000	Investar Holding Corp.	2,349,900
76,000	People’s Utah Bancorp	2,040,600
18,590	SmartFinancial, Inc.*	368,082
65,000	Sound Financial Bancorp, Inc.	1,820,000
110,000	Sunshine Bancorp, Inc.*	1,885,400

		21,161,329

	Residential REITs 0.8%
115,000	Bluerock Residential Growth REIT, Inc.	1,577,800

	Restaurants 1.0%
400,000	Collins Foods Ltd. (Australia)	1,896,497

	Semiconductor Equipment 1.1%
88,000	PDF Solutions, Inc.*	1,984,400

	Semiconductors 2.1%
205,000	Tower Semiconductor Ltd.* (Israel)	3,901,150

	Soft Drinks 0.7%
19,000,000	Pepsi-Cola Products Philippines, Inc. (Philippines)	1,236,964

	Specialty Chemicals 1.4%
91,000	Ferro Corp.*	1,304,030
148,000	Flotek Industries, Inc.*	1,389,720

		2,693,750

	Technology Hardware, Storage & Peripherals 0.9%
380,000	USA Technologies, Inc.*	1,634,000

	Textiles 1.8%
2,100,000	Best Pacific International Holdings Ltd. (China)	1,611,322
1,700,000	Welspun India Ltd. (India)	1,676,956

		3,288,278

	Thrifts & Mortgage Finance 4.2%
97,000	Beneficial Bancorp, Inc.	1,784,800
99,000	BofI Holding, Inc.*	2,826,450
113,000	Kearny Financial Corp.	1,757,150
360,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,536,186

		7,904,586

	Trading Companies & Distributors 1.2%
62,000	SiteOne Landscape Supply, Inc.*	2,153,260

	Total Common Stocks (cost $128,212,168)	176,225,742

	CONVERTIBLE PREFERRED STOCKS 0.8%

	Oil & Gas Refining & Marketing 0.8%
539,177	Vertex Energy, Inc., Pfd., Series B*** †	1,430,167

	Total Convertible Preferred Stocks (cost $1,576,449)	1,430,167

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc.0/0/0* *** †	$25,000

	Total Warrants (cost $95,000)	25,000

	RIGHTS 0.2%

	Health Care Supplies 0.2%
1	Acetylon Pharmaceuticals, Inc. FDA/EMA Approval Milestone* *** †	326,356
1	Acetylon Pharmaceuticals, Inc. Net Sales Milestones and Earn-Out* *** †	—
375,000	Synergetics USA, Inc.* *** †	37,500

	Total Rights (cost $71,250)	363,856

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
$8,580,632	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $8,865,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $8,753,274; repurchase proceeds: $8,580,661†† (cost $8,580,632)	$8,580,632

	Total Short-Term Investments (cost $8,580,632)	8,580,632

	Total Investments (cost $138,535,499) 100.1%§	186,625,397
	Liabilities less Other Assets (0.1%)	(271,746)

	NET ASSETS 100.0%	$186,353,651

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for an unfunded loan commitment. As of December 31, 2016, the unfunded loan commitment was no longer held; therefore, the collateral will be subsequently released.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.58%.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2016, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.5
Australia	1.1
Canada	1.5
China	0.9
France	1.1
Germany	0.9
Greece	0.8
India	2.2
Israel	2.7
Italy	1.0
Japan	2.8
Malaysia	0.8
Philippines	1.7
Sweden	0.7
Taiwan	0.9
Turkey	0.8
United Kingdom	2.3
United States	77.3

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Aerospace & Defense 2.1%
537,468	HEICO Corp., Class A	$36,494,077

	Air Freight & Logistics 4.2%
36,319,023	Aramex PJSC (United Arab Emirates)	40,245,698
1,316,353	Echo Global Logistics, Inc.*	32,974,642

		73,220,340

	Airlines 4.6%
159,384	Allegiant Travel Co.	26,521,498
926,177	Spirit Airlines, Inc.*	53,588,601

		80,110,099

	Apparel Retail 1.6%
1,265,079	Zumiez, Inc.* ‡‡	27,641,976

	Application Software 9.6%
1,501,652	Callidus Software, Inc.*	25,227,754
263,474	Globant S.A.* (Argentina)	8,786,858
501,314	HubSpot, Inc.*	23,561,758
420,349	Paylocity Holding Corp.*	12,614,673
375,302	Ultimate Software Group, Inc. (The)*	68,436,320
1,318,527	Zendesk, Inc.*	27,952,772

		166,580,135

	Automotive Retail 3.9%
521,556	Monro Muffler Brake, Inc.	29,833,003
139,313	O’Reilly Automotive, Inc.*	38,786,133

		68,619,136

	Biotechnology 7.3%
2,124,073	Abcam plc (United Kingdom)	20,077,814
1,554,921	Argos Therapeutics, Inc.*	7,619,113
52,450	Argos Therapeutics, Inc. PIPE* *** †	257,005
78,700	Argos Therapeutics, Inc. PIPE* *** †	385,630
1,357,191	ChemoCentryx, Inc.*	10,043,213
683,170	Cytokinetics, Inc.*	8,300,516
240,910	Esperion Therapeutics, Inc.*	3,016,193
560,875	Exact Sciences Corp.*	7,493,290
455,357	Flexion Therapeutics, Inc.*	8,660,890
987,182	Inovio Pharmaceuticals, Inc.*	6,851,043
2,064,571	Sangamo BioSciences, Inc.*	6,296,942
916,842	Seattle Genetics, Inc.*	48,381,752

		127,383,401

	Data Processing & Outsourced Services 0.6%
192,588	ExlService Holdings, Inc.*	9,714,139

	Diversified Banks 1.6%
186,754	HDFC Bank Ltd. ADR (India)	11,332,233
1,013,700	Yes Bank Ltd. (India)	17,250,972

		28,583,205

	Diversified Support Services 3.3%
1,020,424	Copart, Inc.*	56,541,694

	Drug Retail 1.3%
119,229	Cosmos Pharmaceutical Corp. (Japan)	21,984,042

	Food Distributors 1.6%
1,730,958	Chefs’ Warehouse, Inc. (The)* ‡‡	27,349,136

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 1.5%
934,626	Ollie’s Bargain Outlet Holdings, Inc.*	$26,590,110

	Health Care Equipment 0.1%
593,260	Tandem Diabetes Care, Inc.*	1,275,509

	Health Care Facilities 2.0%
1,533,765	Ensign Group, Inc. (The)	34,064,921

	Internet & Direct Marketing Retail 3.8%
1,567,680	MakeMyTrip Ltd.* (India)	34,802,496
557,099	Wayfair, Inc., Class A*	19,526,320
96,295	zooplus AG* (Germany)	12,315,844

		66,644,660

	Internet Software & Services 7.6%
1,849,241	Cornerstone OnDemand, Inc.*	78,241,386
711,160	Envestnet, Inc.*	25,068,390
179,336	Shutterstock, Inc.*	8,522,047
296,139	SPS Commerce, Inc.*	20,697,155

		132,528,978

	IT Consulting & Other Services 1.5%
462,364	Luxoft Holding, Inc.* (Switzerland)	25,984,857

	Life & Health Insurance 0.4%
490,905	Trupanion, Inc.*	7,618,846

	Life Sciences Tools & Services 3.5%
989,395	Divi’s Laboratories Ltd. (India)	11,394,005
961,352	Fluidigm Corp.*	6,998,642
576,523	ICON plc* (Ireland)	43,354,530

		61,747,177

	Managed Health Care 1.5%
654,195	HealthEquity, Inc.*	26,507,981

	Oil & Gas Drilling 0.3%
199,608	Nabors Industries Ltd.	3,273,571
343,142	Seadrill Ltd.*	1,170,114

		4,443,685

	Oil & Gas Equipment & Services 1.0%
110,894	Archrock, Inc.	1,463,801
88,407	Dril-Quip, Inc.*	5,308,841
88,632	Frank’s International N.V.	1,091,060
78,835	Oceaneering International, Inc.	2,223,935
349,452	RPC, Inc.	6,922,644

		17,010,281

	Oil & Gas Exploration & Production 0.5%
456,863	EP Energy Corp., Class A*	2,992,453
437,069	WPX Energy, Inc.*	6,368,095

		9,360,548

	Oil & Gas Refining & Marketing 0.3%
38,475	CVR Energy, Inc.††	976,880
77,771	Delek US Holdings, Inc.	1,871,948
50,917	Western Refining, Inc.	1,927,209

		4,776,037

	Packaged Foods & Meats 1.2%
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	21,074,628

	Personal Products 0.5%
678,174	Colgate-Palmolive India Ltd. (India)	9,008,013

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 0.3%
370,166	Intra-Cellular Therapies, Inc.*	$5,585,805

	Real Estate Services 0.8%
437,341	HFF, Inc., Class A	13,229,565

	Regional Banks 10.7%
515,466	Bank of Hawaii Corp.	45,716,680
585,554	Eagle Bancorp, Inc.*	35,689,516
758,469	Glacier Bancorp, Inc.	27,479,332
887,886	Metro Bank plc* (United Kingdom)	32,006,243
249,485	Pinnacle Financial Partners, Inc.	17,289,310
357,628	Texas Capital Bancshares, Inc.*	28,038,035

		186,219,116

	Research & Consulting Services 0.6%
412,649	Stantec, Inc. (Canada)	10,419,387

	Restaurants 4.4%
551,425	Chuy’s Holdings, Inc.*	17,893,741
986,342	Fiesta Restaurant Group, Inc.*	29,442,309
1,087,782	Jubilant Foodworks Ltd. (India)	13,623,320
1,042,768	Papa Murphy’s Holdings, Inc.* ‡‡	4,400,481
465,282	Zoe’s Kitchen, Inc.*	11,162,115

		76,521,966

	Semiconductors 4.7%
744,289	Cavium, Inc.*	46,473,405
438,732	Monolithic Power Systems, Inc.	35,945,313

		82,418,718

	Specialty Stores 1.3%
571,541	Five Below, Inc.*	22,838,778

	Systems Software 3.0%
377,086	CyberArk Software Ltd.* (Israel)	17,157,413
860,002	Fortinet, Inc.*	25,903,260
133,157	Proofpoint, Inc.*	9,407,542

		52,468,215

	Trading Companies & Distributors 0.8%
142,366	MSC Industrial Direct Co., Inc., Class A	13,153,195

	Trucking 4.2%
2,220,418	Knight Transportation, Inc.	73,384,815

	Total Common Stocks (cost $1,199,184,459)	1,709,097,171

	PREFERRED STOCKS 2.2%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	112,746
161,519	Nanosys, Inc., Series E Pfd.* *** †	109,639

		222,385

	Oil & Gas Equipment & Services 0.8%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	12,935,872

	Systems Software 1.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	6,397,861
33,296	DocuSign, Inc., Series B Pfd.* *** †	487,786
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	146,119
23,905	DocuSign, Inc., Series D Pfd.* *** †	350,208
618,152	DocuSign, Inc., Series E Pfd.* *** †	9,055,927
157,124	DocuSign, Inc., Series F Pfd.* *** †	2,301,867
505,604	ForeScout Technologies, Inc., Series G* *** †	6,000,003

		24,739,771

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Preferred Stocks (cost $43,534,917)	$37,898,028

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	2,668,183
	Greenspring Global Partners III-B, L.P.* *** †	1,189,880

		3,858,063

	Total Limited Partnership Interest (cost $4,213,752)	3,858,063

	WARRANTS 0.0%

	Biotechnology 0.0%
59,025	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	56,074
324,314	Argos Therapeutics, Inc., expiring 8/2/2021* *** †	371,664

		427,738

	Total Warrants (cost $7,378)	427,738

	Total Investments (cost $1,246,940,506) 100.6%	1,751,281,000
	Liabilities less Other Assets (0.6%)	(11,274,601)

	NET ASSETS 100.0%	$1,740,006,399

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

	‡‡Affiliated company (see Note 6).

	ADR American Depositary Receipt.

	PIPE Private Investment in a Public Equity.

	See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.5
Canada	0.6
Germany	0.7
India	6.7
Ireland	2.5
Israel	1.0
Japan	1.2
Switzerland	1.5
United Arab Emirates	2.3
United Kingdom	3.0
United States	80.0

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 92.4%

	Aerospace & Defense 2.5%
122,073	HEICO Corp., Class A	$8,288,757

	Airlines 4.7%
45,167	Allegiant Travel Co.	7,515,789
142,467	Spirit Airlines, Inc.*	8,243,140

		15,758,929

	Application Software 2.9%
128,204	Ebix, Inc.	7,314,038
74,525	Globant S.A.* (Argentina)	2,485,409

		9,799,447

	Asset Management & Custody Banks 4.6%
190,750	Ares Capital Corp.	3,145,468
165,535	Artisan Partners Asset Management, Inc., Class A	4,924,666
353,504	Solar Capital Ltd.	7,359,953

		15,430,087

	Auto Parts & Equipment 1.5%
69,781	Dorman Products, Inc.*	5,098,200

	Biotechnology 0.9%
159,545	Argos Therapeutics, Inc.*	781,770
175,202	Exact Sciences Corp.*	2,340,699

		3,122,469

	Consumer Electronics 0.8%
395,617	ZAGG, Inc.*	2,808,881

	Consumer Finance 3.7%
22,665	Credit Acceptance Corp.*	4,929,864
130,547	PRA Group, Inc.*	5,104,388
82,592	Shriram City Union Finance Ltd. (India)	2,202,615

		12,236,867

	Diversified Banks 1.8%
1,752,492	City Union Bank Ltd. (India)	3,333,531
156,738	Yes Bank Ltd. (India)	2,667,340

		6,000,871

	Diversified Support Services 1.5%
92,294	Copart, Inc.*	5,114,010

	Electronic Manufacturing Services 2.5%
209,386	Fabrinet*	8,438,256

	Footwear 0.9%
125,573	Skechers U.S.A., Inc., Class A*	3,086,584

	Health Care Facilities 3.2%
480,203	Ensign Group, Inc. (The)	10,665,309

	Health Care REITs 3.7%
402,628	CareTrust REIT, Inc.	6,168,261
256,008	Sabra Health Care REIT, Inc.	6,251,715

		12,419,976

	Health Care Services 3.7%
177,171	Air Methods Corp.*	5,642,896
143,082	LHC Group, Inc.*	6,538,848

		12,181,744

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homebuilding 2.2%
254,061	LGI Homes, Inc.*	$7,299,172

	Homefurnishing Retail 1.5%
213,550	Select Comfort Corp.*	4,830,501

	Hotel & Resort REITs 1.5%
320,762	Summit Hotel Properties, Inc.	5,141,815

	Industrial REITs 2.1%
454,227	Monmouth Real Estate Investment Corp.	6,922,419

	Internet Software & Services 4.5%
72,365	Cimpress N.V.*	6,629,358
73,725	Stamps.com, Inc.*	8,452,571

		15,081,929

	IT Consulting & Other Services 4.0%
36,987	EPAM Systems, Inc.*	2,378,634
88,783	Luxoft Holding, Inc.* (Switzerland)	4,989,605
242,295	Virtusa Corp.*	6,086,450

		13,454,689

	Life Sciences Tools & Services 1.2%
53,535	ICON plc* (Ireland)	4,025,832

	Mortgage REITs 3.8%
1,263,116	Arbor Realty Trust, Inc.	9,422,845
421,523	MFA Financial, Inc.	3,216,221

		12,639,066

	Oil & Gas Equipment & Services 0.5%
75,171	Geospace Technologies Corp.*	1,530,482

	Oil & Gas Exploration & Production 3.1%
356,365	Earthstone Energy, Inc.*	4,896,455
1,779,563	Gran Tierra Energy, Inc.* (Colombia)	5,374,280

		10,270,735

	Oil & Gas Refining & Marketing 1.6%
116,435	World Fuel Services Corp.	5,345,531

	Personal Products 0.7%
50,301	Nu Skin Enterprises, Inc., Class A	2,403,382

	Pharmaceuticals 1.3%
336,510	Egalet Corp.*	2,574,301
3,266,806	Marksans Pharma Ltd. (India)	1,915,705

		4,490,006

	Property & Casualty Insurance 1.5%
280,697	Atlas Financial Holdings, Inc.*	5,066,581

	Regional Banks 10.6%
256,297	Customers Bancorp, Inc.*	9,180,559
162,417	First of Long Island Corp. (The)	4,637,005
127,452	Pinnacle Financial Partners, Inc.	8,832,424
73,004	Prosperity Bancshares, Inc.	5,240,227
138,937	Webster Financial Corp.	7,541,500

		35,431,715

	Restaurants 1.5%
166,748	Fiesta Restaurant Group, Inc.*	4,977,428

	Semiconductor Equipment 2.0%
290,141	PDF Solutions, Inc.*	6,542,680

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 4.4%
88,329	Cavium, Inc.*	$5,515,263
474,574	Tower Semiconductor Ltd.* (Israel)	9,031,143

		14,546,406

	Thrifts & Mortgage Finance 1.5%
180,358	BofI Holding, Inc.*	5,149,221

	Trucking 4.0%
98,807	Knight Transportation, Inc.	3,265,571
46,705	Old Dominion Freight Line, Inc.*	4,006,822
246,458	Swift Transportation Co.*	6,003,717

		13,276,110

	Total Common Stocks (cost $231,122,189)	308,876,087

	LIMITED PARTNERSHIP INTEREST 1.4%

	Oil & Gas Storage & Transportation 1.4%
157,306	Delek Logistics Partners L.P.	4,491,086

	Total Limited Partnership Interest (cost $5,637,611)	4,491,086

	WARRANTS 0.0%

	Biotechnology 0.0%
81,921	Argos Therapeutics, Inc., expiring 8/2/2021* *** †	93,882

	Total Warrants (cost $0)	93,882

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.8%

	Repurchase Agreement 5.8%
$19,417,459	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $20,060,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $19,807,184; repurchase proceeds: $19,417,523 (cost $19,417,459)	$19,417,459

	Total Short-Term Investments (cost $19,417,459)	19,417,459

	Total Investments (cost $256,177,259) 99.6%	332,878,514
	Other Assets less Liabilities 0.4%	1,424,806

	NET ASSETS 100.0%	$334,303,320

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2016, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
Colombia	1.7
India	3.2
Ireland	1.3
Israel	2.9
Switzerland	1.6
United States	88.5

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 71.0%

	Air Freight & Logistics 0.8%
2,200	FedEx Corp.	$409,640

	Asset Management & Custody Banks 7.2%
63,288	Alcentra Capital Corp.	757,557
450	Ameriprise Financial, Inc.	49,923
65,200	Apollo Investment Corp.	382,072
68,276	Ares Capital Corp.	1,125,871
15,962	Hercules Capital, Inc.	225,224
183,365	Medallion Financial Corp.	553,762
60,493	Medley Capital Corp.	454,303
11,589	NorthStar Asset Management Group, Inc.	172,908

		3,721,620

	Automotive Retail 1.8%
18,115	Penske Automotive Group, Inc.	939,082

	Broadcasting 3.9%
31,960	CBS Corp., Class B	2,033,295

	Cable & Satellite 6.8%
51,045	Comcast Corp., Class A	3,524,657

	Consumer Finance 2.6%
4,980	Capital One Financial Corp.	434,455
13,089	Discover Financial Services	943,586

		1,378,041

	Data Processing & Outsourced Services 6.0%
14,950	MasterCard, Inc., Class A	1,543,587
19,890	Visa, Inc., Class A	1,551,818

		3,095,405

	Diversified REITs 2.3%
47,372	NorthStar Realty Finance Corp.	717,686
355,714	Star Asia Capital Corp Ltd.* *** †	497,999

		1,215,685

	Drug Retail 4.5%
20,300	CVS Health Corp.	1,601,873
8,639	Walgreens Boots Alliance, Inc.	714,964

		2,316,837

	Fertilizers & Agricultural Chemicals 2.0%
10,000	Monsanto Co.	1,052,100

	Financial Exchanges & Data 0.1%
3,300	OTC Markets Group, Inc.	75,900

	Health Care Distributors 2.4%
8,898	McKesson Corp.	1,249,724

	Home Improvement Retail 1.5%
5,900	Home Depot, Inc. (The)	791,072

	Integrated Oil & Gas 3.5%
55,630	Suncor Energy, Inc. (Canada)	1,818,908

	Integrated Telecommunication Services 2.0%
19,921	Verizon Communications, Inc.	1,063,383

	Internet Software & Services 0.7%
16,600	Reis, Inc.	369,350

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Mortgage REITs 9.4%
156,900	Arbor Realty Trust, Inc.	$1,170,474
23,500	Blackstone Mortgage Trust, Inc., Class A	706,645
12,976	Chimera Investment Corp.	220,852
9,201	Colony Capital, Inc., Class A	186,320
49,300	Great Ajax Corp.	654,211
30,400	MTGE Investment Corp.	477,280
3,400	New Residential Investment Corp.	53,448
74,592	Resource Capital Corp.	621,351
36,100	Starwood Property Trust, Inc.	792,395

		4,882,976

	Personal Products 4.4%
28,783	Herbalife Ltd.*	1,385,613
18,838	Nu Skin Enterprises, Inc., Class A	900,080

		2,285,693

	Railroads 3.0%
23,200	Canadian National Railway Co. (Canada)	1,561,354

	Real Estate Services 0.5%
2,583	Jones Lang LaSalle, Inc.	260,986

	Semiconductors 1.6%
13,200	Microchip Technology, Inc.	846,780

	Soft Drinks 2.1%
11,895	Dr Pepper Snapple Group, Inc.	1,078,520

	Specialty Stores 0.8%
5,500	Tractor Supply Co.	416,955

	Technology Hardware, Storage & Peripherals 0.1%
481	Apple, Inc.	55,710

	Trading Companies & Distributors 1.0%
2,254	W.W. Grainger, Inc.	523,492

	Total Common Stocks (cost $31,570,086)	36,967,165

	EXCHANGE-TRADED FUNDS 1.1%

	Asset Management & Custody Banks 1.1%
500	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	59,710
1,200	iShares Global Consumer Staples ETF	110,496
6,800	PowerShares Dynamic Pharmaceuticals Portfolio	381,004

		551,210

	Total Exchange-Traded Funds (cost $438,153)	551,210

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
2,779	Ellington Financial, LLC	43,130

	Total Limited Liability Company Membership Interest (cost $48,605)	43,130

	LIMITED PARTNERSHIP INTEREST 8.3%

	Asset Management & Custody Banks 3.9%
37,620	Blackstone Group L.P.	1,016,869
66,225	KKR & Co. L.P.	1,019,203

		2,036,072

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Storage & Transportation 4.4%
18,900	Golar LNG Partners L.P.	$454,356
24,394	Magellan Midstream Partners L.P.	1,844,918

		2,299,274

	Total Limited Partnership Interest (cost $4,511,071)	4,335,346

Principal Amount		Value
	SHORT-TERM INVESTMENTS 19.3%

	Repurchase Agreement 19.3%
$10,019,997	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bankand Trust Co. collateralized by $10,355,000of United States Treasury Bonds 1.875%due 10/31/22; value: $10,224,496; repurchaseproceeds: $10,020,030 (cost $10,019,997)	$10,019,997

	Total Short-Term Investments (cost $10,019,997)	10,019,997

	Total Investments (cost $46,587,912) 99.8%	51,916,848
	Other Assets less Liabilities 0.2%	119,226

	NET ASSETS 100.0%	$52,036,074

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

ETF Exchange-Traded Fund.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	8.1
United States	91.9

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.9%

	Air Freight & Logistics 1.4%
52,068	Echo Global Logistics, Inc.*	$1,304,303

	Application Software 10.6%
126,475	Exa Corp.*	1,942,656
13,915	Globant S.A.* (Argentina)	464,065
37,073	HubSpot, Inc.*	1,742,431
53,354	Paylocity Holding Corp.*	1,601,154
15,870	Ultimate Software Group, Inc. (The)*	2,893,894
60,096	Zendesk, Inc.*	1,274,035

		9,918,235

	Biotechnology 12.4%
109,092	Argos Therapeutics, Inc.*	534,551
10,950	Argos Therapeutics, Inc. PIPE* *** †	53,655
7,300	Argos Therapeutics, Inc. PIPE* *** †	35,770
22,805	Bellicum Pharmaceuticals, Inc.*	310,604
134,616	ChemoCentryx, Inc.*	996,158
131,752	Cytokinetics, Inc.*	1,600,787
42,773	Esperion Therapeutics, Inc.*	535,518
120,516	Exact Sciences Corp.*	1,610,094
31,922	Flexion Therapeutics, Inc.*	607,156
97,158	Inovio Pharmaceuticals, Inc.*	674,277
185,224	MEI Pharma, Inc.*	266,723
30,492	Pfenex, Inc.*	276,562
449,297	Sangamo BioSciences, Inc.*	1,370,356
46,612	Seattle Genetics, Inc.*	2,459,715
19,388	Selecta Biosciences, Inc.*	332,504

		11,664,430

	Building Products 1.5%
22,260	Trex Co., Inc.*	1,433,544

	Department Stores 0.6%
82,194	V-Mart Retail Ltd. (India)	564,350

	Diversified Banks 2.4%
544,784	City Union Bank Ltd. (India)	1,036,270
69,622	Yes Bank Ltd. (India)	1,184,815

		2,221,085

	Electronic Manufacturing Services 1.3%
12,755	IPG Photonics Corp.*	1,259,046

	Environmental & Facilities Services 2.2%
26,771	Waste Connections, Inc. (Canada)	2,103,933

	Food Distributors 0.7%
39,930	Chefs’ Warehouse, Inc. (The)*	630,894

	Footwear 1.0%
38,655	Skechers U.S.A., Inc., Class A*	950,140

	General Merchandise Stores 1.0%
31,733	Ollie’s Bargain Outlet Holdings, Inc.*	902,804

	Health Care Equipment 10.0%
123,934	AtriCure, Inc.*	2,425,388
154,935	ConforMIS, Inc.*	1,254,974
81,408	Entellus Medical, Inc.*	1,544,310
143,663	Novadaq Technologies, Inc.* (Canada)	1,018,571
61,661	Obalon Therapeutics, Inc.*	545,700

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
143,037	Oxford Immunotec Global plc*	$2,138,403
211,975	Tandem Diabetes Care, Inc.*	455,746

		9,383,092

	Health Care Services 0.6%
37,343	Dr. Lal PathLabs Ltd. (India)	584,327

	Health Care Technology 1.1%
20,007	Medidata Solutions, Inc.*	993,748

	Homebuilding 3.2%
29,769	Installed Building Products, Inc.*	1,229,459
60,927	LGI Homes, Inc.*	1,750,433

		2,979,892

	Industrial Machinery 1.6%
29,142	Proto Labs, Inc.*	1,496,442

	Industrial REITs 1.1%
70,201	Monmouth Real Estate Investment Corp.	1,069,863

	Internet & Direct Marketing Retail 3.3%
88,085	MakeMyTrip Ltd.* (India)	1,955,487
33,889	Wayfair, Inc., Class A*	1,187,809

		3,143,296

	Internet Software & Services 7.0%
47,450	Cornerstone OnDemand, Inc.*	2,007,609
55,905	Instructure, Inc.*	1,092,943
49,913	Reis, Inc.	1,110,564
17,802	Shutterstock, Inc.*	845,951
22,213	SPS Commerce, Inc.*	1,552,467

		6,609,534

	IT Consulting & Other Services 1.2%
20,068	Luxoft Holding, Inc.* (Switzerland)	1,127,822

	Life & Health Insurance 0.7%
41,998	Trupanion, Inc.*	651,809

	Life Sciences Tools & Services 0.3%
43,388	Fluidigm Corp.*	315,865

	Managed Health Care 1.7%
40,568	HealthEquity, Inc.*	1,643,815

	Oil & Gas Equipment & Services 0.3%
2,258	Core Laboratories N.V.	271,050

	Packaged Foods & Meats 2.6%
205,393	Freshpet, Inc.*	2,084,739
218,693	Prabhat Dairy Ltd. (India)	318,679

		2,403,418

	Pharmaceuticals 2.0%
87,835	Auris Medical Holding AG* (Switzerland)	93,983
107,381	Egalet Corp.*	821,465
61,510	Intra-Cellular Therapies, Inc.*	928,186

		1,843,634

	Regional Banks 5.3%
23,704	Bank of the Ozarks, Inc.	1,246,594
32,304	Customers Bancorp, Inc.*	1,157,129
22,023	Metro Bank plc* (United Kingdom)	793,878
25,141	Pinnacle Financial Partners, Inc.	1,742,271

		4,939,872

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Restaurants 2.1%
30,891	Chuy’s Holdings, Inc.*	$1,002,413
22,113	Jubilant Foodworks Ltd. (India)	276,942
29,322	Zoe’s Kitchen, Inc.*	703,435

		1,982,790

	Semiconductor Equipment 2.5%
106,135	PDF Solutions, Inc.*	2,393,344

	Semiconductors 5.4%
20,929	Cavium, Inc.*	1,306,807
19,142	Monolithic Power Systems, Inc.	1,568,304
13,668	NVE Corp.	976,305
17,784	Power Integrations, Inc.	1,206,644

		5,058,060

	Specialized Consumer Services 1.2%
49,181	LifeLock, Inc.*	1,176,410

	Specialty Chemicals 2.4%
19,176	Balchem Corp.	1,609,250
358,040	EcoSynthetix, Inc.* (Canada)	605,333

		2,214,583

	Specialty Stores 0.9%
22,232	Five Below, Inc.*	888,391

	Systems Software 1.0%
28,570	Qualys, Inc.*	904,240

	Trucking 1.3%
35,659	Knight Transportation, Inc.	1,178,530

	Total Common Stocks (cost $69,141,393)	88,206,591

	PREFERRED STOCKS 1.4%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	28,187
40,380	Nanosys, Inc., Series E Pfd.* *** †	27,410

		55,597

	Health Care Technology 0.3%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	275,840

	Oil & Gas Equipment & Services 1.0%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	969,137

	Total Preferred Stocks (cost $2,096,048)	1,300,574

	LIMITED PARTNERSHIP INTEREST 3.9%

	Asset Management & Custody Banks 3.9%
	Greenspring Global Partners II-B, L.P.* *** †	2,401,355
	Greenspring Global Partners III-B, L.P.* *** †	1,189,880

		3,591,235

	Total Limited Partnership Interest (cost $3,931,469)	3,591,235

	WARRANTS 0.0%

	Biotechnology 0.0%
8,212	Argos Therapeutics, Inc., expiring 3/14/2021* *** †	7,802
9,926	Argos Therapeutics, Inc., expiring 8/2/2021* *** †	11,375

		19,177

	Total Warrants (cost $1,026)	19,177

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$665,114	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $690,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $681,304; repurchase proceeds: $665,116†† (cost $665,114)	$665,114

	Total Short-Term Investments (cost $665,114)	665,114

	Total Investments (cost $75,835,050) 99.9%	93,782,691
	Other Assets less Liabilities 0.1%	139,138

	NET ASSETS 100.0%	$93,921,829

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for an unfunded loan commitment and purchase commitments (see Note 8). As of December 31, 2016, the unfunded loan commitment was no longer held; therefore, the collateral associated with the unfunded loan commitment will be subsequently released.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.5
Canada	4.0
India	6.4
Switzerland	1.3
United Kingdom	0.8
United States	87.0

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 89.5%

	Aerospace & Defense 1.6%
220,136	Avon Rubber plc (United Kingdom)	$2,824,187

	Air Freight & Logistics 0.6%
5,476	FedEx Corp.	1,019,631

	Alternative Carriers 2.3%
677,416	Gamma Communications plc (United Kingdom)	3,894,563

	Application Software 0.3%
4,100	Splunk, Inc.*	209,715
50,000	Tracsis plc (United Kingdom)	312,721

		522,436

	Asset Management & Custody Banks 0.4%
366,600	Tarpon Investimentos S.A. (Brazil)	675,823

	Auto Parts & Equipment 0.4%
11,812	Brembo S.p.A. (Italy)	714,950

	Automobile Manufacturers 0.8%
6,095	Tesla Motors, Inc.*	1,302,440

	Automotive Retail 1.2%
68,633	Mekonomen AB (Sweden)	1,291,963
15,258	Penske Automotive Group, Inc.	790,975

		2,082,938

	Biotechnology 2.7%
67,112	Abcam plc (United Kingdom)	634,377
151,350	Bioventix plc (United Kingdom)	2,518,070
217,228	MDxHealth* (Belgium)	1,094,391
12,100	Myriad Genetics, Inc.*	201,707
26,655	OPKO Health, Inc.*	247,891

		4,696,436

	Broadcasting 1.1%
27,710	CBS Corp., Class B	1,762,910
2,330	Discovery Communications, Inc., Class A*	63,865

		1,826,775

	Cable & Satellite 2.1%
51,285	Comcast Corp., Class A	3,541,229

	Communications Equipment 0.8%
38,921	EVS Broadcast Equipment S.A. (Belgium)	1,360,211

	Consumer Electronics 3.0%
140,300	Sony Corp. (Japan)	3,931,401
571,318	Sprue Aegis plc (United Kingdom)	1,267,366

		5,198,767

	Consumer Finance 2.6%
3,470	Capital One Financial Corp.	302,723
10,963	Discover Financial Services	790,323
17,985	Encore Capital Group, Inc.*	515,270
42,460	PRA Group, Inc.*	1,660,186
117,500	SLM Corp.*	1,294,850

		4,563,352

	Data Processing & Outsourced Services 2.8%
14,000	MasterCard, Inc., Class A	1,445,500
16,409	Net 1 UEPS Technologies, Inc.*	188,375
44,051	PayPal Holdings, Inc.*	1,738,693
18,275	Visa, Inc., Class A	1,425,816

		4,798,384

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Distillers & Vintners 0.9%
74,597	Corby Spirit and Wine Ltd. (Canada)	$1,239,533
24,486	Corby Spirit and Wine Ltd., Class B (Canada)	370,030

		1,609,563

	Diversified Banks 0.8%
16,562	Canadian Imperial Bank of Commerce (Canada)	1,351,456

	Diversified Metals & Mining 0.5%
1,151,258	Galaxy Resources Ltd.* (Australia)	436,173
104,962	Orocobre Ltd.* (Australia)	343,129

		779,302

	Diversified Support Services 0.2%
315,000	Blue Label Telecoms Ltd. (South Africa)	417,439

	Drug Retail 0.3%
6,000	Walgreens Boots Alliance, Inc.	496,560

	Education Services 1.0%
212,100	Kroton Educacional S.A. (Brazil)	866,227
12,824	TAL Education Group ADR* (China)	899,603

		1,765,830

	Electrical Components & Equipment 0.4%
685,620	Enphase Energy, Inc.*	692,476

	Electronic Equipment & Instruments 2.7%
14,519	Barco N.V. (Belgium)	1,223,286
110,767	Evertz Technologies Ltd. (Canada)	1,393,404
22,157	Kapsch TrafficCom AG (Austria)	870,086
1,800	KEYENCE Corp. (Japan)	1,235,166

		4,721,942

	Fertilizers & Agricultural Chemicals 0.6%
8,900	Monsanto Co.	936,369

	Food Retail 5.7%
1,410,860	Majestic Wine plc (United Kingdom)	5,477,042
65,429	Sprouts Farmers Market, Inc.*	1,237,917
17,051	Village Super Market, Inc., Class A	526,876
83,029	Whole Foods Market, Inc.	2,553,972

		9,795,807

	Health Care Distributors 1.0%
63,477	Dvx, Inc. (Japan)	744,616
7,273	McKesson Corp.	1,021,493

		1,766,109

	Health Care Equipment 5.5%
27,178	BioMerieux (France)	4,059,607
71,233	DiaSorin S.p.A. (Italy)	4,217,819
26,369	LivaNova plc*	1,185,814

		9,463,240

	Health Care Services 3.0%
54,200	BML, Inc. (Japan)	1,291,989
59,000	Miraca Holdings, Inc. (Japan)	2,650,267
14,276	Quest Diagnostics, Inc.	1,311,965

		5,254,221

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 3.6%
1,283,288	Advanced Medical Solutions Group plc (United Kingdom)	$3,507,029
19,917	Guerbet (France)	1,492,544
618,467	Tristel plc (United Kingdom)	1,189,030

		6,188,603

	Health Care Technology 1.6%
33,756	Computer Programs and Systems, Inc.	796,642
2,605	Nexus AG (Germany)	49,085
37,970	Software Service, Inc. (Japan)	1,829,057

		2,674,784

	Home Entertainment Software 1.7%
58,579	Take-Two Interactive Software, Inc.*	2,887,359

	Home Improvement Retail 1.1%
203,573	Byggmax Group AB (Sweden)	1,407,712
3,925	Home Depot, Inc. (The)	526,264

		1,933,976

	Hypermarkets & Super Centers 1.8%
19,575	Costco Wholesale Corp.	3,134,153

	Industrial Machinery 1.5%
165,789	Porvair plc (United Kingdom)	883,677
1,355,392	Skellerup Holdings Ltd. (New Zealand)	1,431,218
10,000	SLM Solutions Group AG* (Germany)	342,111

		2,657,006

	Internet & Direct Marketing Retail 11.7%
4,177	Amazon.com, Inc.*	3,132,207
1,781,725	AO World plc* (United Kingdom)	3,983,177
663,664	Banzai S.p.A.* (Italy)	2,827,958
10,590	Netflix, Inc.*	1,311,042
776,417	Ocado Group plc* (United Kingdom)	2,527,057
195,232	Oisix, Inc.* (Japan)	3,963,940
910	Priceline Group, Inc. (The)*	1,334,115
73,609	Sportamore AB* (Sweden)	577,683
150,000	US Auto Parts Network, Inc.*	528,000

		20,185,179

	Internet Software & Services 4.2%
20,303	Alibaba Group Holding Ltd. ADR* (China)	1,782,806
5,985	Alphabet, Inc., Class A*	4,742,813
182,752	NetGem S.A. (France)	353,968
12,402	Tucows, Inc., Class A*	437,171

		7,316,758

	IT Consulting & Other Services 1.8%
56,747	Cognizant Technology Solutions Corp., Class A*	3,179,534

	Leisure Products 2.6%
8,405	Escalade, Inc.	110,946
180,000	KMC Kuei Meng International, Inc. (Taiwan)	633,901
252,156	Performance Sports Group Ltd.* (Canada)	375,713
1,674,573	Photo-Me International plc (United Kingdom)	3,384,539
700	Polaris Industries, Inc.	57,673

		4,562,772

	Life Sciences Tools & Services 1.1%
1,094,897	Horizon Discovery Group plc* (United Kingdom)	1,943,065

	Multi-Utilities 0.8%
100,052	Telecom Plus plc (United Kingdom)	1,450,056

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Refining & Marketing 0.4%
16,091	World Fuel Services Corp.	$738,738

	Personal Products 0.7%
26,290	Herbalife Ltd.*	1,265,601

	Pharmaceuticals 1.0%
21,900	Novo Nordisk A/S, Class B (Denmark)	789,795
3,200	Roche Holding AG (Switzerland)	730,944
11,763	Valeant Pharmaceuticals International, Inc.* (Canada)	170,799

		1,691,538

	Publishing 0.4%
48,582	New York Times Co. (The)	646,141

	Real Estate Services 0.3%
5,728	Jones Lang LaSalle, Inc.	578,757

	Regional Banks 0.0%
1,120	Metro Bank plc* (United Kingdom)	40,373

	Semiconductors 1.2%
8,961	Microchip Technology, Inc.	574,848
269,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,514,894

		2,089,742

	Specialized Finance 0.1%
7,500	Zenkoku Hosho Co. Ltd. (Japan)	240,963

	Specialty Stores 3.7%
106,685	Barnes & Noble, Inc.	1,189,538
121,152	Container Store Group, Inc. (The)*	769,315
47,468	Fenix Outdoor International AG (Switzerland)	3,516,881
62,016	Indigo Books & Music, Inc.* (Canada)	830,945

		6,306,679

	Systems Software 1.4%
15,992	Check Point Software Technologies Ltd.* (Israel)	1,350,684
36,882	Init Innovation In Traffic Systems AG (Germany)	579,640
200,000	WANdisco plc* (United Kingdom)	492,960

		2,423,284

	Technology Hardware, Storage & Peripherals 0.8%
277,594	Xaar plc (United Kingdom)	1,368,427

	Trading Companies & Distributors 0.7%
60,000	MonotaRO Co. Ltd. (Japan)	1,226,952

	Total Common Stocks (cost $141,006,354)	154,802,876

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.* *** †	266,819

	Total Limited Partnership Interest (cost $282,273)	266,819

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.6%

	Repurchase Agreement 10.6%
$18,332,909	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $18,940,000 of United States Treasury Notes 1.875% due 10/31/22; value: $18,701,299; repurchase proceeds: $18,332,970†† (cost $18,332,909)	$18,332,909

	Total Short-Term Investments (cost $18,332,909)	18,332,909

	Total Investments (cost $159,621,536) 100.2%§	173,402,604
	Liabilities less Other Assets (0.2%)	(412,332)

	NET ASSETS 100.0%	$172,990,272

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.50%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.5
Austria	0.6
Belgium	2.4
Brazil	1.0
Canada	3.7
China	1.7
Denmark	0.5
France	3.8
Germany	0.6
Israel	0.9
Italy	5.0
Japan	11.0
New Zealand	0.9
South Africa	0.3
Sweden	2.1
Switzerland	2.7
Taiwan	1.4
United Kingdom	24.3
United States	36.6

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	ASSET-BACKED SECURITIES 10.1%
$1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A†	$992,392
500,000	Avis Budget Rental Car Funding AESOP, LLC, 2.63%, 12/20/21, Series 2015-2A, Class A†	493,884
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,546,540
384,259	Cronos Containers Program I Ltd., 3.27%, 11/18/29, Series 2014-2A, Class A† (Bermuda)	371,695
491,250	DB Master Finance, LLC 2015-1, 3.262%, 2/20/45, Series 2015-1A, Class A2I†	491,894
675,000	Element Rail Leasing II, LLC, 3.585%, 2/19/45, Series 2015-1A, Class A2†	646,900
500,000	Exeter Automobile Receivables Trust, 3.59%, 8/16/21, Series 2015-3A, Class B†	505,877
1,000,000	Scala Funding Co., LLC Series 2016-1, 3.91%, 2/15/21, Series 2016-1, Class A†	1,000,000
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,259,505
740,625	Wendys Funding LLC, 3.371%, 6/15/45, Series 2015-1A, Class A2I†	739,496
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	586,277
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,438,043

	Total Asset-Backed Securities (cost $10,170,145)	10,072,503

	COLLATERALIZED MORTGAGE OBLIGATIONS 13.1%
247,692	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	246,660
448,571	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	446,061
21,773	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	21,803
33,573	Federal Home Loan Mortgage Corp., 2.76%, 12/1/32, Series 847527†††	35,517
51,832	Federal Home Loan Mortgage Corp., 2.883%, 5/1/31, Series 847292†††	54,545
11,036	Federal Home Loan Mortgage Corp., 2.96%, 8/1/33, Series 847281†††	11,457
120,220	Federal Home Loan Mortgage Corp., 3.041%, 1/1/25, Series 775629†††	123,317
78,180	Federal Home Loan Mortgage Corp., 3.062%, 5/1/25, Series 775617†††	81,147
323,704	Federal Home Loan Mortgage Corp., 3.50%, 6/15/25, Series 4057, Class VB	338,481
710,000	Federal Home Loan Mortgage Corp., 3.50%, 7/15/45, Series 4495, Class JC	721,623
289,830	Federal Home Loan Mortgage Corp., 4.00%, 11/15/38, Series 3740, Class AB	301,043
117,003	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	131,349
490,901	Federal Home Loan Mortgage Corp., 5.674%, 7/15/42, Series 4080, Class HS, INV FL†††	471,282
187,592	Federal Home Loan Mortgage Corp., 10.089%, 8/15/43, Series 4238, Class SY†††	206,487
192,109	Federal National Mortgage Assoc., 2.266%, 1/1/35, Series 825245†††	203,264
209,230	Federal National Mortgage Assoc., 2.385%, 12/1/35, Series 848390†††	217,222
33,265	Federal National Mortgage Assoc., 2.413%, 2/1/21, Series 313380†††	33,584
1,000,000	Federal National Mortgage Assoc., 2.42%, 4/1/22, Series AM8263	1,000,155
797,829	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	820,610
1,198,796	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,252,547
707,811	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	736,535
750,000	Federal National Mortgage Assoc., 3.50%, 4/25/42, Series 2015-56, Class ME	759,887
407,080	Federal National Mortgage Assoc., 3.50%, 10/1/42, Series MA1209	413,551
75,236	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	78,440
512,000	Federal National Mortgage Assoc., 4.00%, 9/25/33, Series 2014-67, Class VK	547,497
252,521	Federal National Mortgage Assoc., 4.00%, 2/1/42, Series MA0988	261,964
27,314	Federal National Mortgage Assoc., 4.073%, 7/1/19, Series 070377†††	28,006
752,880	Federal National Mortgage Assoc., 4.55%, 10/1/33, Series 386320	753,210
131,311	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	144,138
62,575	Government National Mortgage Assoc., 2.625%, 7/20/34, Series 80987†††	64,174
143,534	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	146,153
20,161	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	20,184
331,649	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	341,341
407,654	Government National Mortgage Assoc., 3.50%, 7/20/40, Series 2012-10, Class LA	424,477
300,000	Government National Mortgage Assoc., 3.674%, 10/16/43, Series 2010-140, Class C†††	305,014
217,960	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	224,933
239,093	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	253,702
210,569	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	224,138
227,887	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	243,996
104,876	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	107,129
24,856	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	26,741
221,127	Government National Mortgage Assoc., 6.557%, 1/20/44, Series 2015-82, Class SA, INV FL†††	215,349
22,365	Government National Mortgage Assoc., 7.222%, 4/20/45, Series 2015-53, Class US, INV FL†††	22,401

	Total Collateralized Mortgage Obligations (cost $13,052,135)	13,061,114

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
$ 189,129	JP Morgan Chase Commercial Mortgage Securities Trust, 5.42%, 1/15/49, Series 2007-LDPX, Class A3	$189,179
127,944	RBSCF Trust, 5.692%, 4/16/49, Series 2010-RR4, Class MSCA† †††	127,866
159,379	RBSCF Trust, 5.969%, 2/16/51, Series 2010-RR3, Class WBTA† †††	159,135
312,379	WaMu Commercial Mortgage Securities Trust, 5.752%, 3/23/45, Series 2007-SL3, Class AJ† †††	311,033

	Total Commercial Mortgage-Backed Securities (cost $808,793)	787,213

	CORPORATE BONDS 49.5%

	Air Freight & Logistics 0.7%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	646,163

	Application Software 0.5%
500,000	Microsoft Corp., 2.375%, 2/12/22	497,988

	Automobile Manufacturers 1.3%
750,000	Ford Motor Credit Co., LLC, 4.375%, 8/6/23	774,000
500,000	Toyota Motor Credit Corp., 2.00%, 10/24/18 MTN	502,962

		1,276,962

	Beverages-Non-alcoholic 1.3%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	507,108
750,000	PepsiCo, Inc., 5.00%, 6/1/18	787,633

		1,294,741

	Computer Services 1.0%
600,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	610,388
400,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22	416,547

		1,026,935

	Construction Machinery & Heavy Trucks 1.5%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	514,607
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,010,763

		1,525,370

	Consumer Finance 1.0%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,005,565

	Cosmetics & Toiletries 0.3%
288,773	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	333,973

	Diversified Banks 5.7%
500,000	Bank of America Corp., 5.875%, 1/5/21	556,688
500,000	HSBC Holdings plc, 5.10%, 4/5/21 (United Kingdom)	540,353
1,250,000	PNC Bank NA, 3.80%, 7/25/23	1,288,824
600,000	RBC USA Holdco Corp., 5.25%, 9/15/20	659,868
750,000	Sumitomo Mitsui Financial Group, Inc., 1.991%, 7/14/21††† (Japan)	752,866
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,147,005
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	729,816

		5,675,420

	Diversified Financial Services 4.3%
1,000,000	General Electric Co., 4.65%, 10/17/21 MTN	1,096,940
1,350,000	General Electric Co., 5.40%, 2/15/17 MTN	1,356,578
1,000,000	General Electric Co., 5.625%, 5/1/18 MTN	1,055,395
750,000	New York Life Global Funding, 2.15%, 6/18/19†	753,886

		4,262,799

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	E-Commerce/Products 1.6%
$ 800,000	Alibaba Group Holding Ltd., 3.125%, 11/28/21 (Cayman Islands)	$799,437
750,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Cayman Islands)	742,579

		1,542,016

	Electric Utilities 1.1%
1,000,000	Integrys Holding, Inc., 4.17%, 11/1/20	1,045,454

	Electric-Integrated 0.7%
700,000	PSEG Power, LLC, 4.15%, 9/15/21	730,012

	Enterprise Software & Services 2.3%
1,000,000	CA, Inc., 5.375%, 12/1/19	1,080,040
1,250,000	Oracle Corp., 2.50%, 10/15/22	1,236,621

		2,316,661

	Health Care Facilities 0.8%
750,000	Express Scripts Holding Co., 3.90%, 2/15/22	780,104

	Health Care Services 0.6%
500,000	Cigna Corp., 7.65%, 3/1/23	606,373

	Insurance 2.4%
750,000	Aspen Insurance Holdings Ltd., 4.65%, 11/15/23 (Bermuda)	771,944
560,000	Jackson National Life Global Funding, 4.70%, 6/1/18†	581,952
950,000	Lincoln National Corp., 4.20%, 3/15/22	1,005,529

		2,359,425

	Integrated Telecommunication Services 1.7%
750,000	AT&T, Inc., 5.20%, 3/15/20	806,293
870,000	AT&T, Inc., 5.50%, 2/1/18	903,923

		1,710,216

	Investment Banking & Brokerage 4.5%
750,000	Goldman Sachs Group, Inc. (The), 2.64%, 10/28/27 MTN†††	764,546
500,000	JPMorgan Chase & Co., 2.112%, 10/24/23†††	509,985
1,250,000	JPMorgan Chase & Co., 3.25%, 9/23/22	1,264,112
800,000	Morgan Stanley, 2.282%, 10/24/23 MTN†††	808,889
1,000,000	Morgan Stanley, 5.50%, 7/24/20 MTN	1,095,209

		4,442,741

	Medical-Health Maintenance Organizations 1.0%
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,009,860

	Movies & Entertainment 0.4%
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	359,196

	Multimedia 0.9%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	874,819

	Office Furnishings 0.6%
500,000	Steelcase, Inc., 6.375%, 2/15/21	558,859

	Oil Companies-Integrated 1.9%
750,000	BP Capital Markets plc, 3.245%, 5/6/22 (United Kingdom)	765,850
550,000	Occidental Petroleum Corp., 3.125%, 2/15/22	562,156
500,000	Phillips 66, 4.30%, 4/1/22	536,858

		1,864,864

	Pharmaceuticals 2.3%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	768,320
725,000	Pharmacia LLC, 6.50%, 12/1/18	789,817
575,000	Pharmacia LLC, 6.75%, 12/15/27	733,804

		2,291,941

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Property & Casualty Insurance 1.1%
$ 1,000,000	CNA Financial Corp., 7.35%, 11/15/19	$1,134,123

	Railroads 1.1%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,064,601

	Regional Banks 1.5%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,502,088

	Residential REITs 0.3%
250,000	AvalonBay Communities, Inc., 4.20%, 12/15/23 MTN	264,286

	Semiconductor Equipment 0.8%
700,000	Applied Materials, Inc., 4.30%, 6/15/21	752,593

	Specialty Chemicals 1.3%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,311,473

	Steel 1.0%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,035,823

	Super-Regional Banks-U.S. 1.3%
1,250,000	Wells Fargo & Co., 4.125%, 8/15/23	1,293,399

	Television 0.7%
600,000	CBS Corp., 7.875%, 9/1/23	717,014

	Total Corporate Bonds (cost $49,198,513)	49,113,857

	MUNICIPAL BONDS 6.1%
390,000	Boone County, Kentucky, 3.00%, 4/1/23†	381,069
730,000	City of Dublin, Ohio,, 5.00%, 12/1/22, Series B	811,030
695,000	City of Westminster, Colorado,, 2.415%, 12/1/19, Series B	707,051
500,000	Columbus-Franklin County Finance Authority, 3.00%, 8/15/21, Series B	510,305
250,000	Iowa Student Loan Liquidity Corp., 2.229%, 12/1/20, Series A-1	246,443
500,000	Iowa Student Loan Liquidity Corp., 2.86%, 12/1/22, Series A-2	486,175
240,000	New Hampshire Housing Finance Authority, 3.469%, 7/1/23, Series B	240,355
325,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	351,471
500,000	State of Louisiana, 5.00%, 7/15/26, Series C	577,275
1,100,000	State of New York Mortgage Agency, 3.653%, 4/1/23, Series 172	1,117,017
250,000	State of New York Mortgage Agency, 3.869%, 10/1/25, Series 175	254,225
310,000	Township of Robbinsville, 4.00%, 7/15/23, Series B	331,499

	Total Municipal Bonds (cost $6,016,773)	6,013,915

Shares		Value
	EXCHANGE-TRADED FUNDS 0.8%

	Asset Management & Custody Banks 0.8%
9,000	iShares S&P U.S. Preferred Stock Index Fund ETF	$334,890
25,000	VanEck Vectors Preferred Securities ex Financials ETF	482,750

		817,640

	Total Exchange-Traded Funds (cost $881,693)	817,640

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 4.5%
$1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	$1,066,906
1,000,000	Federal Farm Credit Banks, 4.95%, 12/16/19	1,095,363
361,872	New Valley Generation IV, 4.687%, 1/15/22	384,955
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	860,813
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,049,429

	Total U.S. Government Agency Securities (cost $4,443,403)	4,457,466

	U.S. TREASURY INFLATION PROTECTED BONDS 0.4%
365,361	Treasury Inflation Protected Security 2.00%, 1/15/26	411,603

	Total U.S. Treasury Inflation Protected Bonds (cost $416,057)	411,603

	U.S. TREASURY NOTES 10.8%
750,000	U.S. Treasury Note, 2.625%, 8/15/20	775,488
2,500,000	U.S. Treasury Note, 2.75%, 12/31/17	2,545,020
1,000,000	U.S. Treasury Note, 3.125%, 5/15/21	1,053,789
3,500,000	U.S. Treasury Note, 3.625%, 8/15/19	3,705,079
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,596,153
1,000,000	U.S. Treasury Note, 3.625%, 2/15/21	1,073,438

	Total U.S. Treasury Notes (cost $10,783,238)	10,748,967

Shares		Value
	PREFERRED STOCKS 1.2%

	Consumer Finance 0.4%
14,000	Capital One Financial Corp., 6.70%, Series D Pfd.§§§	$363,440

	Diversified Banks 0.8%
20,000	Bank of America Corp., 6.625%, Series W Pfd.§§§	514,200
12,000	Citigroup, Inc., 6.875%, Series L Pfd.§§§	314,160

		828,360

	Total Preferred Stocks (cost $1,197,672)	1,191,800

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$1,661,828	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $1,720,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $1,698,323; repurchase proceeds: $1,661,834 (cost $1,661,828)	$1,661,828

	Total Short-Term Investments (cost $1,661,828)	1,661,828

	Total Investments (cost $98,630,250) 99.0%	98,337,906
	Other Assets less Liabilities 1.0%	948,227

	NET ASSETS 100.0%	$99,286,133

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments (continued)

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

†††Variable rate securities.

§§§Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

ESOP Employee Stock Ownership Plan.

ETF Exchange-Traded Fund.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2016, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	1.2
Cayman Islands	1.6
Japan	0.8
United Kingdom	2.1
United States	94.3

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2016 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.1%
$139,000,000	U.S. Treasury Bond, 2.25%, 8/15/46	$116,873,980
57,500,000	U.S. Treasury Bond, 2.50%, 2/15/45	51,217,665
1,000,000	U.S. Treasury Bond, 2.875%, 5/15/43	965,898
5,000,000	U.S. Treasury Bond, 2.875%, 8/15/45	4,811,525
8,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	8,096,872
14,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	15,986,425
74,000,000	U.S. Treasury Strip, principal only, 5/15/44	31,399,384
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	71,483,545

	Total U.S. Government Obligations (cost $338,001,450)	300,835,294

	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
2,198,916	Repurchase Agreement dated 12/30/16, 0.03% due 1/3/17 with State Street Bank and Trust Co. collateralized by $2,275,000 of United States Treasury Bonds 1.875% due 10/31/22; value: $2,246,328; repurchase proceeds: $2,198,924 (cost $2,198,916)	2,198,916

	Total Short-Term Investments (cost $2,198,916)	2,198,916

	Total Investments (cost $340,200,366) 99.8%	303,034,210
	Other Assets less Liabilities 0.2%	660,475

	NET ASSETS 100.0%	$303,694,685

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 13 funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Small Cap Growth Fund and World Innovators Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2016. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers (e.g. Saudi Arabia). While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

Options written activity during the period ended December 31, 2016 was as follows:

	Options Outstanding at 9/30/2016	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2016
Large Cap Value Fund
Premium amount	$—	$61,376	$—	$—	$—	$61,376
Number of contracts	—	150	—	—	—	150

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2016 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	International Growth Fund
Cost	$942,472,973	$63,360,899	$32,350,997	$554,077,420	$290,195,770	$76,909,441	$1,029,530,942

Gross appreciation	$464,187,806	$16,816,767	$3,298,125	$132,683,850	$72,490,149	$21,478,563	$254,116,344
Gross (depreciation)	(29,178,994)	(2,342,515)	$(3,775,395)	(38,907,850)	(51,414,914)	(3,136,702)	(65,691,031)

Net appreciation	$435,008,812	$14,474,252	$(477,270)	$93,776,000	$21,075,235	$18,341,861	$188,425,313

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$528,447,399	$154,358,453	$215,466,861	$182,174,693	$139,560,941	$1,247,536,226	$256,786,588

Gross appreciation	$103,152,839	$38,792,121	$27,213,593	$97,610,034	$49,820,450	$602,056,619	$81,665,312
Gross (depreciation)	(23,036,759)	(1,269,492)	(9,828,701)	(13,125,762)	(2,755,994)	(98,311,845)	(5,573,386)

Net appreciation	$80,116,080	$37,522,629	$17,384,892	$84,484,272	$47,064,456	$503,744,774	$76,091,926

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$47,665,840	$76,147,763	$160,872,387	$98,630,250	$340,694,653

Gross appreciation	$6,262,705	$25,511,302	$18,488,327	$587,708	$1,330,362
Gross (depreciation)	(2,011,697)	(7,876,374)	(5,958,110)	(880,052)	(38,990,805)

Net appreciation	$4,251,008	$17,634,928	$12,530,217	$(292,344)	$(37,660,443)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies, partnership adjustments and other temporary tax adjustments.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2016 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for
	Balance 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2016	period ended 12/31/2016	the period ended 12/31/2016
Small Cap Growth Fund
Blue Nile, Inc.	828,553	—	828,553	—	$—	$4,523,310
Chefs’ Warehouse, Inc. (The)	1,897,093	—	166,135	1,730,958	—	(1,488,554)
Papa Murphy’s Holdings, Inc.	1,042,768	—	—	1,042,768	—	—
Zumiez, Inc.	1,265,079	—	—	1,265,079	—	—

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2016, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Core Growth Fund
Argos Therapeutics, Inc.	Warrant	7/28/16	$—	$167,702	0.01%
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	4,000,004	3,069,175	0.22%
			$4,000,004	$3,236,877	0.23%

Micro Cap Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$80,250	$73,500	0.03%
Argos Therapeutics, Inc.	PIPE	6/22/16	120,375	110,250	0.04%
Argos Therapeutics, Inc.	Warrant	6/22/16	2,109	16,031	0.01%
			$202,734	$199,781	0.08%

Micro Cap Value Fund
Regenacy Pharmaceuticals, LLC	Common Stock	12/21/16	$30,001	$51,476	0.03%
Acetylon Pharmaceuticals, Inc. FDA/EMA Approval Milestone	Right	12/21/16	—	326,356	0.18%
Acetylon Pharmaceuticals, Inc. Net Sales Milestones and Earn-Out	Right	12/21/16	—	—	0.00%
Synergetics USA, Inc.	Right	10/14/15	71,250	37,500	0.02%
Vertex Energy, Inc.	Warrant	6/22/15	95,000	25,000	0.01%
Vertex Energy, Inc., Pfd. Series B	Convertible Preferred Stock	6/22/15 - 10/12/16	1,576,449	1,430,167	0.77%
			$1,772,700	$1,870,499	1.01%

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Small Cap Growth Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$280,608	$257,005	0.01%
Argos Therapeutics, Inc.	PIPE	6/22/16	421,045	385,630	0.02%
Argos Therapeutics, Inc.	Warrant	6/22/16	7,378	56,074	0.00%
Argos Therapeutics, Inc.	Warrant	7/28/16	—	371,664	0.02%
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	8,000,002	6,397,861	0.37%
DocuSign, Inc., Series B Pfd.	Preferred Stock	3/3/14	437,257	487,786	0.03%
DocuSign, Inc., Series B-1 Pfd.	Preferred Stock	3/3/14	130,983	146,119	0.01%
DocuSign, Inc., Series D Pfd.	Preferred Stock	3/3/14	313,930	350,208	0.02%
DocuSign, Inc., Series E Pfd.	Preferred Stock	3/3/14	8,117,819	9,055,927	0.52%
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	2,999,984	2,301,867	0.13%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	15,350,001	12,935,872	0.74%
ForeScout Technologies, Inc., Series G	Preferred Stock	11/25/15	6,000,003	6,000,003	0.35%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	2,822,731	2,668,183	0.15%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,391,021	1,189,880	0.07%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	112,746	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	109,639	0.01%
			$48,457,701	$42,826,464	2.46%

Small Cap Value Fund
Argos Therapeutics, Inc.	Warrant	7/28/16	$—	$93,882	0.03%

Strategic Income Fund
Star Asia Capital Corp Ltd.	Common Stock	2/22/07 - 5/11/15	$572,598	$497,999	0.96%

Ultra Growth Fund
Argos Therapeutics, Inc.	PIPE	3/14/16	$39,055	$35,770	0.04%
Argos Therapeutics, Inc.	PIPE	6/22/16	58,582	53,655	0.06%
Argos Therapeutics, Inc.	Warrant	6/22/16	1,026	7,802	0.01%
Argos Therapeutics, Inc.	Warrant	7/28/16	—	11,375	0.01%
Data Sciences International, Inc., Series B Pfd.	Preferred Stock	1/20/06	399,811	275,840	0.29%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	1,150,001	969,137	1.03%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	2,540,448	2,401,355	2.56%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,391,021	1,189,880	1.27%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	28,187	0.03%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	27,410	0.03%
			$6,126,181	$5,000,411	5.33%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	$282,273	$266,819	0.15%

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2016 were $50,000, $45,000 and $5,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2016 were $45,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
Core Growth Fund
Assets
Common Stocks		$1,293,750,380	$—	$—	$1,293,750,380
Preferred Stocks		—	—	3,069,175	3,069,175
Warrants		—	—	167,702	167,702
Short-Term Investments		—	80,494,528	—	80,494,528

		$1,293,750,380	$80,494,528	$3,236,877	$1,377,481,785

Emerging India Fund
Assets
Common Stocks		$75,460,485	$—	$—	$75,460,485
Corporate Bonds		—	16,568	—	16,568
Short-Term Investments		—	2,358,098	—	2,358,098

		$75,460,485	$2,374,666	$—	$77,835,151

Emerging Markets Select Fund
Assets
Common Stocks
	Biotechnology	$—	$1,066,817	$—	$1,066,817
	Drug Retail	—	1,039,589	—	1,039,589
	Food Retail	406,144	965,354	—	1,371,498
	Health Care Facilities	—	973,358	—	973,358
	Industrial Machinery	—	503,849	—	503,849
	Marine Ports & Services	—	626,746	—	626,746
	Multi-Line Insurance	—	661,540	—	661,540
	Multi-Sector Holdings	—	1,194,797	—	1,194,797
	Packaged Foods & Meats	1,270,194	497,586	—	1,767,780
	Personal Products	1,262,182	622,934	—	1,885,116
	Pharmaceuticals	927,072	271,085	—	1,198,157
	Other	18,018,028	—	—	18,018,028
Preferred Stocks		893,114	—	—	893,114
Short-Term Investments		—	673,338	—	673,338

		$22,776,734	$9,096,993	$—	$31,873,727

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$1,815,778	$—	$1,815,778
	Biotechnology	4,587,126	22,401,269	—	26,988,395
	Consumer Finance	56,224,643	9,031,606	—	65,256,249
	Diversified Banks	11,940,256	9,484,892	—	21,425,148
	Drug Retail	12,457,399	14,913,401	—	27,370,800

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
	Electronic Components	$8,278,056	$6,510,778	$—	$14,788,834
	Food Retail	—	8,541,139	—	8,541,139
	Health Care Equipment	—	16,600,025	—	16,600,025
	Highways & Railtracks	5,559,218	6,850,164	—	12,409,382
	Home Furnishings	13,157,094	8,108,063	—	21,265,157
	Home Improvement Retail	—	9,594,812	—	9,594,812
	Hotels, Resorts & Cruise Lines	—	9,566,486	—	9,566,486
	Marine Ports & Services	4,168,751	7,018,788	—	11,187,539
	Movies & Entertainment	3,464,657	6,367,262	—	9,831,919
	Multi-Sector Holdings	—	6,562,624	—	6,562,624
	Pharmaceuticals	22,150,914	—	16,787	22,167,701
	Semiconductor Equipment	—	5,847,768	—	5,847,768
	Specialty Chemicals	—	16,562,852	—	16,562,852
	Other	328,384,253	—	—	328,384,253
Warrants		196,981	—	—	196,981
Preferred Stocks		—	11,489,578	—	11,489,578

		$470,569,348	$177,267,285	$16,787	$647,853,420

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Brewers	$7,127,276	$—	$6,348,405	$13,475,681
	Diversified Banks	67,065,160	8,639,539	—	75,704,699
	Diversified Real Estate Activities	—	7,834,362	—	7,834,362
	Food Retail	6,707,476	6,665,449	—	13,372,925
	Industrial Conglomerates		4,562,896		4,562,896
	Marine Ports & Services		1,052,251		1,052,251
	Multi-Sector Holdings		15,641,390		15,641,390
	Packaged Foods & Meats	23,867,043	3,832,422	6,648,524	34,347,989
	Pharmaceuticals	30,068,439	1,209,100	—	31,277,539
	Real Estate Operating Companies		8,538,025		8,538,025
	Restaurants		3,310,480		3,310,480
	Other	94,178,954	—	—	94,178,954
Preferred Stocks		7,973,814	—	—	7,973,814
Other Assets less Liabilities		17,194,098	—	12,209,080	29,403,178

		$254,182,260	$61,285,914	$25,206,009	$340,674,183

Global Opportunities Fund
Assets
Common Stocks
	Biotechnology	$3,907,356	$1,439,981	$—	$5,347,337
	Consumer Finance	3,229,052	1,012,703	—	4,241,755
	Heathcare Equipment	1,183,392	703,692	—	1,887,084
	Highways and railtracks	—	814,175	—	814,175
	Movies & entertainment	—	935,492	—	935,492
	Specialty Chemicals	—	1,342,767	—	1,342,767
	Other	80,664,729	—	—	80,664,729
Warrants		17,963	—	—	17,963

		$89,002,492	$6,248,810	$—	$95,251,302

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
International Growth Fund
Assets
Common Stocks
	Biotechnology	$37,175,866	$16,788,013	$—	$53,963,879
	Diversified Banks	—	2,339,213	—	2,339,213
	Drug Retail	87,072,756	18,908,444	—	105,981,200
	Home Improvement Retail	—	12,431,664	—	12,431,664
	Hotels, Resorts & Cruise Lines	10,214,868	18,336,482	—	28,551,350
	Multi-Sector Holdings	—	21,604,223	—	21,604,223
	Specialty Chemicals	33,652,223	17,428,665	—	51,080,888
	Other	922,211,155	—	—	922,211,155
Rights		92,055	—	—	92,055
Short-Term Investments		—	19,700,628	—	19,700,628

		$1,090,418,923	$127,537,332	$—	$1,217,956,255

International Opportunities Fund
Assets
Common Stocks
	Advertising	$—	$3,239,273	$—	$3,239,273
	Brewers	21,383,113	—	776,027	22,159,140
	Building Products	—	3,497,928	—	3,497,928
	Food Distributors	—	2,138,903	—	2,138,903
	Food Retail	29,006,985	4,966,200	—	33,973,185
	Health Care Equipment	3,373,692	6,051,156	—	9,424,848
	Insurance Brokers	—	10,081,167	—	10,081,167
	Oil & Gas Refining & Marketing	—	3,409,201	—	3,409,201
	Packaged Foods & Meats	35,804,814	5,567,767	—	41,372,581
	Reinsurance	—	6,197,903	—	6,197,903
	Soft Drinks	—	10,210,119	—	10,210,119
	Specialty Chemicals	10,810,155	—	447,588	11,257,743
	Other	451,257,261	—	—	451,257,261
Short-Term Investments		—	344,227	—	344,227
Other Assets less Liabilities		2,143,891		683,228	2,827,119

		$553,779,911	$55,703,844	$1,906,843	$611,390,598

Large Cap Value Fund
Assets
Common Stocks		$190,316,043	$—	$—	$190,316,043
Short-Term Investments		—	1,565,039	—	1,565,039

		$190,316,043	$1,565,039	$—	$191,881,082

Liabilities
Written Call Options		$(39,150)	$—	$—	$(39,150)

		$(39,150)	$—	$—	$(39,150)

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
Long/Short Fund
Assets
Common Stocks		$174,289,039	$—	$—	$174,289,039
Short-Term Investments		—	58,562,714	—	58,562,714

		$174,289,039	$58,562,714	$—	$232,851,753

Liabilities
Securities Sold Short		$(87,689,173)	$—	$—	$(87,689,173)

		$(87,689,173)	$—	$—	$(87,689,173)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$15,096,826	$183,750	$—	$15,280,576
	Other	242,419,370	—	—	242,419,370
Warrants		—	—	16,031	16,031
Short-Term Investments		—	8,942,988	—	8,942,988

		$257,516,196	$9,126,738	$16,031	$266,658,965

Micro Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$1,521,733	$1,714,978	$—	$3,236,711
	Pharmaceuticals	2,224,198	—	51,476	2,275,674
	Soft Drinks	—	1,236,964	—	1,236,964
	Other	169,476,393	—	—	169,476,393
Convertible Preferred Stocks		—	—	1,430,167	1,430,167
Warrants		—	—	25,000	25,000
Rights		—	—	363,856	363,856
Short-Term Investments		—	8,580,632	—	8,580,632

		$173,222,324	$11,532,574	$1,870,499	$186,625,397

Small Cap Growth Fund
Assets
Common Stocks
	Biotechnology	$126,740,766	$642,635	$—	$127,383,401
	Other	1,581,713,770	—	—	1,581,713,770
Preferred Stocks		—	—	37,898,028	37,898,028
Limited Partnership Interest		—	—	3,858,063	3,858,063
Warrants		—	—	427,738	427,738

		$1,708,454,536	$642,635	$42,183,829	$1,751,281,000

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
Small Cap Value Fund
Assets
Common Stocks		$308,876,087	$—	$—	$308,876,087
Limited Partnership Interest		4,491,086	—	—	4,491,086
Warrants		—	—	93,882	93,882
Short-Term Investments		—	19,417,459	—	19,417,459

		$313,367,173	$19,417,459	$93,882	$332,878,514

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$717,686	$—	$497,999	$1,215,685
	Other	35,751,480	—	—	35,751,480
Exchange-Traded Funds		551,210	—	—	551,210
Limited Liability Company Membership Interest		43,130	—	—	43,130
Limited Partnership Interest		4,335,346	—	—	4,335,346
Short-Term Investments		—	10,019,997	—	10,019,997

		$41,398,852	$10,019,997	$497,999	$51,916,848

Ultra Growth Fund
Assets
Common Stocks
	Biotechnology	$11,575,005	$89,425	$—	$11,664,430
	Other	76,542,161	—	—	76,542,161
Preferred Stocks		—	—	1,300,574	1,300,574
Limited Partnership Interest		—	—	3,591,235	3,591,235
Warrants		—	—	19,177	19,177
Short-Term Investments		—	665,114	—	665,114

		$88,117,166	$754,539	$4,910,986	$93,782,691

World Innovators Fund
Assets
Common Stocks
	Education Services	$899,603	$866,227	$—	$1,765,830
	Other	153,037,046	—	—	153,037,046
Limited Partnership Interest		—	—	266,819	266,819
Short-Term Investments		—	18,332,909	—	18,332,909

		$153,936,649	$19,199,136	$266,819	$173,402,604

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/16
Income Fund
Assets
Asset-Backed Securities		$—	$10,072,503	$—	$10,072,503
Collateralized Mortgage Obligations		—	13,061,114	—	13,061,114
Commercial Mortgage-Backed Securities		—	787,213	—	787,213
Corporate Bonds		—	49,113,857	—	49,113,857
Municipal Bonds		—	6,013,915	—	6,013,915
Exchange-Traded Funds		817,640	—	—	817,640
U.S. Government Agency Securities		—	4,457,466	—	4,457,466
U.S. Treasury Inflation Protected Bonds		—	411,603	—	411,603
U.S. Treasury Notes		—	10,748,967	—	10,748,967
Preferred Stocks		1,191,800	—	—	1,191,800
Short-Term Investments		—	1,661,828	—	1,661,828

		$2,009,440	$96,328,466	$—	$98,337,906

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$300,835,294	$—	$300,835,294
Short-Term Investments		—	2,198,916	—	2,198,916

		$—	$303,034,210	$—	$303,034,210

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging Markets Select Fund	$7,450,296	$7,450,296
Emerging Markets Small Cap Fund	132,039,516	132,039,516
Frontier Emerging Small Countries Fund	44,771,825	44,771,825
Global Opportunities Fund	3,079,166	3,079,166
International Growth Fund	59,639,894	59,639,894
International Opportunities Fund	38,817,338	38,817,338
Micro Cap Value Fund	1,714,978	1,714,978
World Innovators Fund	866,227	866,227

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Frontier Emerging Small Countries Fund	$3,351,045	$3,351,045
International Opportunities Fund	7,165,394	7,165,394
Small Cap Growth Fund	40,245,698	40,245,698

During the quarter $25,206,009 in the Frontier Emerging Small Countries Fund and $1,906,843 in the International Opportunities Fund was transferred from Level 1 to Level 3 due to the fair valuation of Nigerian currency, and the resulting fair valuation of securities trading in that currency.

There were transfers of $670,810 in the Emerging India Fund and $1,124,588 in the Global Opportunities Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for ICICI Prudential Life Insurance Co. Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2016:

Fund	Market Value Beginning Balance 9/30/2016	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2016	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2016
Core Growth Fund
Preferred Stocks	$3,257,725	$—	$—	$—	$—	$(188,550)	$—	$—	$3,069,175	$(188,550)
Warrants	193,457	—	—	—	—	(25,755)	—	—	167,702	(25,755)

	3,451,182	—	—	—	—	(214,305)	—	—	3,236,877	(214,305)

Emerging India Fund
Common Stocks	670,810	—	—	—	—	—	—	670,810	—	—

	670,810	—	—	—	—	—	—	670,810	—	—

Emerging Markets Small Cap Fund
Common Stocks	16,783	—	—	—	—	4	—	—	16,787	4

	16,783	—	—	—	—	4	—	—	16,787	4

Frontier Emerging Small Countries Fund
Common Stocks	—	—	—	—	—	—	12,996,929	—	12,996,929	—
Other Assets less Liabilities	—	—	—	—	—	—	12,209,080	—	12,209,080	—

	—	—	—	—	—	—	25,206,009	—	25,206,009	—

Global Opportunities Fund
Common Stocks	1,124,588	—	—	—	—	—	—	1,124,588	—	—

	1,124,588	—	—	—	—	—	—	1,124,588	—	—

International Opportunities Fund
Common Stocks	—	—	—	—	—	—	1,223,615	—	1,223,615	—
Other Assets less Liabilities	—	—	—	—	—	—	683,228	—	683,228	—

	—	—	—	—	—	—	1,906,843	—	1,906,843	—

Micro Cap Fund
Warrants	16,031	—	—	—	—	—	—	—	16,031	—

	16,031	—	—	—	—	—	—	—	16,031	—

Micro Cap Value Fund
Common Stocks	—	30,001	—	—	—	21,475	—	—	51,476	21,475
Convertible Preferred Stocks	1,387,781	24,704	—	—	—	17,682			1,430,167	17,682
Preferred Stocks	1,379,998	—	(809,588)	—	309,589	(879,999)	—	—	—	(879,999)
Warrants	25,000	—	—	—	—	—	—	—	25,000	—
Rights	37,500	—	—	—	—	326,356	—	—	363,856	326,356

	2,830,279	54,705	(809,588)	—	309,589	(514,486)	—	—	1,870,499	(514,486)

Small Cap Growth Fund
Preferred Stocks	37,948,338	—	—	—	—	(50,310)	—	—	37,898,028	(50,310)
Limited Partnership Interest	3,635,554	—	(45,659)	—	27,363	240,805	—	—	3,858,063	240,805
Warrants	484,816	—	—	—	—	(57,078)	—	—	427,738	(57,078)

	42,068,708	—	(45,659)	—	27,363	133,417	—	—	42,183,829	133,417

Small Cap Value Fund
Warrants	108,300	—	—	—	—	(14,418)	—	—	93,882	(14,418)

	108,300	—	—	—	—	(14,418)	—	—	93,882	(14,418)

Strategic Income Fund
Common Stocks	—	—	—	—	—	(74,598)	572,597	—	497,999	(74,598)
Corporate Bonds	314	—	(340)	—	(151,653)	151,679	—	—	—	151,679

	314	—	(340)	—	(151,653)	77,081	572,597	—	497,999	77,081

Ultra Growth Fund
Preferred Stocks	1,251,300	—	—	—	—	49,274	—	—	1,300,574	49,274
Limited Partnership Interest	3,388,501	—	(45,659)	—	27,363	221,030	—	—	3,591,235	221,030
Warrants	20,924	—	—	—	—	(1,747)	—	—	19,177	(1,747)

	4,660,725	—	(45,659)	—	27,363	268,557	—	—	4,910,986	268,557

World Innovators Fund
Limited Partnership Interest	247,043	—	—	—	—	19,776	—	—	266,819	19,776

	247,043	—	—	—	—	19,776	—	—	266,819	19,776

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2016 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/16	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Direct Venture Capital Investments: Systems Software	$3,069,175	Market comparable companies	EV/R* multiple	6.1 - 9.3 (7.6)
				Discount for lack of marketability	20%

Frontier Emerging Small Countries Fund	Common Stock: Packaged Foods & Meats	$266,881	Discount for lack of marketability of currency	Discount for lack of marketability of currency	35%

Frontier Emerging Small Countries Fund	Common Stock: Packaged Foods & Meats	$6,381,643	Discount for lack of marketability of currency	Discount for lack of marketability of currency	35%

Frontier Emerging Small Countries Fund	Common Stock: Brewers	$6,348,405	Discount for lack of marketability of currency	Discount for lack of marketability of currency	35%

Frontier Emerging Small Countries Fund	Other Assets less Liabilities: Nigerian Naira	$12,209,080	Discount for lack of marketability	Discount for lack of marketability	35%

International Opportunities Fund	Common Stock: Specialty Chemicals	$447,588	Discount for lack of marketability of currency	Discount for lack of marketability of currency	35%

International Opportunities Fund	Common Stock: Brewers	$776,027	Discount for lack of marketability of currency	Discount for lack of marketability of currency	35%

International Opportunities Fund	Other Assets less Liabilities: Nigerian Naira	$683,228	Discount for lack of marketability	Discount for lack of marketability	35%

Micro Cap Value Fund	Rights: Pharmaceuticals	$326,356	Probability of receipt	Probability of receipt	50%

Micro Cap Value Fund	Private Investment in a Public Equity: Oil & Gas Refining & Marketing	$1,430,167	Underlying price	Probability weighting	25%
			Liquidation preference	Probability weighting	75%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$222,385	Market comparable companies	EV/R* multiple	1.1 - 7.3 (4.2)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Computer Services Software & Systems	$6,397,861	Liquidation preference	Probability weighting	80%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$12,935,872	Market comparable companies	EV/R* multiple	0.5 - 7.9 (5.1)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$12,341,907	Market comparable companies	EV/R* multiple	6.1 - 9.3 (7.6)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$55,596	Market comparable companies	EV/R* multiple	1.1 - 7.3 (4.2)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$275,840	Probability of completion of repurchase	Discount to repurchase amount	20%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$969,137	Market comparable companies	EV/R* multiple	0.5 - 7.9 (5.1)
				Discount for lack of marketability	20%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: March 1, 2017

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: March 1, 2017